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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-10395

                      Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
			Pioneer Global Aggregate Bond Fund
			Schedule of Investments 1/31/2012 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 1.5%
			Energy - 0.1%
			Coal & Consumable Fuels - 0.1%
	20,000		Massey Energy Co., 3.25%, 8/1/15	$18,650
			Oil & Gas Equipment & Services - 0.1%
	25,000		Exterran Holdings, Inc., 4.25%, 6/15/14	$23,250
			Total Energy	$41,900
			Capital Goods - 0.5%
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	75,000		Navistar International Corp., 3.0%, 10/15/14	$86,906
			Electrical Component & Equipment - 0.2%
	56,000		General Cable Corp., 4.5%, 11/15/29	$60,900
			Total Capital Goods	$147,806
			Health Care Equipment & Services - 0.3%
			Health Care Equipment - 0.3%
	75,000		Hologic, Inc., 2.0%, 12/15/37	$88,969
			Total Health Care Equipment & Services	$88,969
			Semiconductors - 0.5%
			Semiconductor Equipment - 0.2%
	75,000		Lam Research Corp., 1.25%, 5/15/18	$76,594
			Semiconductors - 0.3%
	85,000		Intel Corp., 2.95%, 12/15/35	$95,519
			Total Semiconductors	$172,113
			TOTAL CONVERTIBLE CORPORATE BONDS	$450,788
			(Cost $413,176)
	Shares
			PREFERRED STOCKS - 1.1%
			Banks - 0.5%
			Diversified Banks - 0.5%
	140		Wells Fargo & Co., 7.5%, 12/31/49	$153,300
			Total Banks	$153,300
			Diversified Financials - 0.6%
			Diversified Financial Services - 0.6%
	6,527		Citigroup Capital XIII, 7.875%, 10/30/40	$175,837
	850		GMAC Capital Trust I	18,862
				$194,699
			Total Diversified Financials	$194,699
			TOTAL PREFERRED STOCKS	$347,999
			(Cost $332,766)
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.6%
	37,363	2.44	Auto ABS S.R.L., Floating Rate Note, 5/18/18	$48,893
	26,827		Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28	28,146
	28,255	1.37	Cars Alliance Funding, Floating Rate Note, 10/25/20	36,944
	50,000	0.99	Chester Asset Receivables Dealings, Floating Rate Note, 4/15/16	76,735
	81,614		Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36	81,314
	3,784	0.35	Citigroup Mortgage Loan Trust, Floating Rate Note, 1/25/37	3,670
	181,639		CNH Capital Canada Receivables Trust, 1.694%, 3/15/13	181,251
	35,534	0.74	Countrywide Asset Backed Certificates, Floating Rate Note, 10/25/35	34,253
	19,540	0.63	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	18,462
	28,939	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	26,070
	32,481	0.54	Countrywide Home Equity Loan Trust, Floating Rate Note, 11/15/28	30,968
	6,521		DT Auto Owner Trust, 5.92%, 10/15/15	6,657
	50,136	2.54	E-CARAT, Floating Rate Note, 10/18/18	65,589
	9,387	1.32	Edelweiss Auto Funding, Ltd., Floating Rate Note, 1/11/14	12,232
	50,000	0.75	First NLC Trust, Floating Rate Note, 9/25/35	46,720
	150,000		Ford Auto Securitization, 2.431%, 11/17/14	150,709
	6,696	0.69	GSAMP Trust, Floating Rate Note, 3/25/35	6,329
	5,917	0.64	GSAMP Trust, Floating Rate Note, 9/25/35	5,765
	28,080	5.32	Irwin Home Equity Corp., Floating Rate Note, 6/25/35	26,549
	3,504	0.32	Morgan Stanley ABS Capital, Inc., Floating Rate Note, 12/25/36	1,863
	241	1.45	Morgan Stanley Ixis Real Estate, Floating Rate Note, 11/25/36	72
	9,559	0.57	New Century Home Equity Loan, Floating Rate Note, 3/25/35	8,782
	35,012	0.45	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	31,984
	18,753	5.91	Origen Manufactured Housing, Floating Rate Note, 1/15/35	20,520
	20,000	0.67	RASC 2005-KS7 M1, Floating Rate Note, 8/25/35	19,066
	20,000		Santander Drive Auto Receivables Trust, 2.44%, 1/15/16	20,114
	30,000		Santander Drive Auto Receivables Trust, 3.78%, 11/15/17	30,094
	50,952		Sierra Receivables Funding Co., 5.84%, 5/20/18	51,415
	10,662	2.34	Volkswagen Car Lease, Floating Rate Note, 8/21/15	13,972
	14,533	0.35	Wells Fargo Home Equity, Floating Rate Note, 4/25/37	14,069
				$1,099,207
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,114,555)	$1,099,207

			COLLATERALIZED MORTGAGE OBLIGATIONS - 14.5%
	24,900		Banc of America Alternative Loan Trust, 5.0%, 7/25/19	$25,198
	37,007		Banc of America Alternative Loan Trust, 5.5%, 11/25/19	37,359
	78,907		Banc of America Alternative Loan Trust, 5.5%, 9/25/33	81,188
	32,723		Banc of America Alternative Loan Trust, 5.75%, 4/25/33	34,248
	20,866		Banc of America Alternative Loan Trust, 6.0%, 3/25/34	21,381
	25,986	0.66	Banc of America Alternative Loan Trust, Floating Rate Note, 12/25/33	24,727
	40,621		Banc of America Funding Corp., 5.5%, 1/25/36	39,781
	20,314		Banc of America Mortgage Securities, 5.5%, 11/25/34	21,190
	33,584		Banc of America Mortgage Securities, 5.75%, 1/25/35	34,331
	16,370	2.75	Banc of America Mortgage Securities, Floating Rate Note, 6/25/34	15,854
	10,238	5.13	Banc of America Mortgage Securities, Floating Rate Note, 9/25/35	9,641
	168,084		Bayview Commercial Asset Trust, 2.65868%, 7/25/37	12,253
	106,276		Bayview Commercial Asset Trust, 2.83149%, 9/25/37	9,831
	50,000		Bear Stearns Commercial Mortgage Securities, 5.76%, 9/11/38	41,758
	100,000	1.18	Beluga Master Issuer BV, Floating Rate Note, 4/28/99	130,329
	100,000		Citigroup Commercial Mortgage Trust, 5.0331%, 9/20/51	98,349
	35,464		Citigroup Mortgage Loan, 6.75%, 8/25/34	37,671
	7,420		CMSI 2006-1 3A1, 5.0%, 2/25/36	7,460
	45,074		Countrywide Alternative Loan Trust, 4.25%, 4/25/34	43,939
	105,000		Countrywide Alternative Loan Trust, 5.0%, 7/25/19	106,078
	11,657		Countrywide Alternative Loan Trust, 5.5% 012535	11,794
	21,131		Countrywide Alternative Loan Trust, 5.5% 08/25/34	19,824
	20,665	0.67	Countrywide Alternative Loan Trust, Floating Rate Note, 8/25/18	19,263
	29,061		Countrywide Home Loan Mortgage Pass Through Trust, 4.867257%, 12/25/33	26,595
	50,000		Credit Suisse First Boston Mortgage Securities Corp., 6.448%, 9/15/34	49,109
	15,574	1.57	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	14,767
	14,499		CW Capital Cobalt, Ltd., 5.174%, 8/15/48	14,673
	32,559	2.34	Darrowby Plc, Floating Rate Note, 12/20/43	51,276
	100,000	5.41	DBUBS Mortgage Trust, Floating Rate Note, 7/10/21	103,639
	49,795	1.01	Epic Plc, Floating Rate Note, 10/28/16	74,912
	1,400,000		Extended Stay America Trust, 1.165%, 1/5/16	14,465
	14,568		First Horizon Asset Securities, Inc., 6.0%, 5/25/36	13,590
	75,000		FREMF Mortgage Trust, 4.1634%, 9/25/44	64,496
	25,000		FREMF Mortgage Trust, 4.437%, 11/25/17	23,608
	25,000		FREMF Mortgage Trust, 4.77055%, 4/25/44	24,111
	50,000		FREMF Mortgage Trust, 4.8868%, 7/25/44	48,326
	45,000		FREMF Mortgage Trust, 5.163344% 09/25/45	42,833
	25,000		FREMF Mortgage Trust, 4.49%, 1/25/46	22,130
	50,000		GS Mortgage Securities Corp. II, 5.56%, 11/10/39	56,066
	6,295		GS Mortgage Securities Corp. II, 7.12%, 11/18/29	6,350
	104,146	2.51	GSR Mortgage Loan Trust, Floating Rate Note, 8/25/33	96,846
	15,000		JPMCC 2002-C3 B, 5.146%, 7/12/35	15,206
	18,462	4.91	JPMMT 2004-A1 3A1, Floating Rate Note, 2/25/34	18,518
	22,567		JPMMT 2004-S1 2A1, 6.0%, 9/25/34	23,012
	35,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.1712%, 8/15/46	38,400
	100,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.65%, 7/15/28	97,980
	53,728	0.55	JPMorgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18	46,201
	30,182		JPMorgan Mortgage Trust, 4.479228%, 2/25/35	30,177
	34,000		LB-UBS Commercial Mortgage, 5.616%, 10/15/35	33,348
	15,873		Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36	15,685
	12,090		MASTR Alternative Loans Trust, 4.5%, 1/25/15	12,078
	11,220		MASTR Alternative Loans Trust, 5.5%, 10/25/19	11,489
	24,172		MASTR Alternative Loans Trust, 5.5%, 2/25/35	24,772
	59,904		MASTR Alternative Loans Trust, 6.0%, 7/25/34	59,447
	87,540	6.76	MASTR Seasoned Securities Trust, Floating Rate Note, 9/25/32	91,655
	200,000		Merrill Lynch Financial Assets, Inc., 4.711%, 11/12/16	204,990
	250,000		Merrill Lynch Financial Assets, Inc., 4.745%, 1/12/40	267,978
	5,181		Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	5,238
	28,252	0.48	MLCC Mortgage Investors, Inc., Floating Rate Note, 3/25/30	24,869
	16,000	0.45	MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29	13,541
	100,000		Morgan Stanley Reremic Trust, 5.0%, 11/26/36	96,615
	122,850	1.14	Paragon Secured Finance Plc, Floating Rate Note, 11/15/35	171,011
	100,000	2.58	Permanent Master Issuer Plc, 2.577%, 7/15/42	129,741
	9,003		RAAC Series, 6.0%, 1/25/32	9,195
	16,774	5.50	RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34	16,904
	92,912	5.71	Rams Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35	95,002
	196,420		Residential Accredit Loans, Inc., 4.0%, 3/25/34	196,001
	48,690		Residential Accredit Loans, Inc., 5.0%, 5/25/19	48,692
	54,478		Residential Accredit Loans, Inc., 6.0%, 10/25/34	55,140
	22,458	0.81	Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34	21,324
	53,382	4.25	Residential Accredit Loans, Inc., Floating Rate Note, 1/25/34	53,952
	36,845	0.81	Residential Accredit Loans, Inc., Floating Rate Note, 10/25/17	34,618
	23,267		Residential Asset Securitization Trust, 5.5%, 2/25/35	23,488
	23,785		Residential Asset Securitization Trust, 5.5%, 7/25/35	21,142
	39,125		Residential Asset Securitization Trust, 5.75%, 12/25/34	40,025
	76,866		Residential Funding Mortgage Securities, Inc., 5.25%, 8/25/35	79,517
	2,011		Sequoia Mortgage Trust, 3.9%, 9/25/41	2,032
	26,130	0.43	Sequoia Mortgage Trust, Floating Rate Note, 3/20/35	21,109
	68,090		Structured Asset Securities Corp., 2.6671%, 10/25/33	62,226
	50,000		TSTAR 2006-1A A, 5.668%, 10/15/36	56,347
	5,577,722		Wachovia Bank Commercial Mortgage Trust, 0.015222%, 6/15/45	4,657
	72,527		WaMu Mortgage Pass Through Certificates, 2.578211%, 6/25/34	68,282
	78,885		WaMu Mortgage Pass Through Certificates, 2.73272%, 1/25/35	72,482
	2,723		WaMu Mortgage Pass Through Certificates, 4.82069%, 9/25/35	2,681
	92,594		Wells Fargo Commercial Mortgage Trust, 3.349%, 10/15/57	96,867
	50,000		Wells Fargo Commercial Mortgage Trust, 5.914%, 7/5/16	51,638
	16,092		Wells Fargo Mortgage Backed Securities Trust, 4.75%, 12/25/18	16,589
	24,005		Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36	24,217
	19,223		Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35	19,319
	51,538		Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36	50,748
	49,111		Wells Fargo Mortgage Backed Securities Trust, 6.0%, 8/25/36	48,969
	64,301	2.74	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 1/25/35	54,548
	22,729	2.69	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35	20,501
	3,710	5.62	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/36	3,656
				$4,435,058
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $4,493,584)	$4,435,058

			CORPORATE BONDS - 27.2%
			Energy - 4.2%
			Coal & Consumable Fuels - 0.6%
	45,000		Alpha Natural Resources, 6.0%, 6/1/19	$44,663
	150,000		Peabody Energy Corp., 6.0%, 11/15/18	154,500
				$199,163
			Oil & Gas Drilling - 0.1%
	25,000		Pride International, 6.875%, 8/15/20	$30,185
			Oil & Gas Equipment & Services - 0.3%
	50,000		Exterran Holdings, Inc., 7.25%, 12/1/18	$47,500
	25,000		Weatherford International, Ltd., 9.625%, 3/1/19	33,494
				$80,994
			Oil & Gas Exploration & Production - 1.4%
	100,000		Bill Barrett Corp., 7.625%, 10/1/19	$101,750
	10,000		Canadian Natural Resources, 5.9%, 2/1/18	11,967
	50,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	50,250
	100,000		Chaparral Energy, Inc., 8.25%, 9/1/21	104,750
	51,000		Linn Energy LLC, 8.625%, 4/15/20 (144A)	56,610
	23,000		Marathon Oil Corp., 5.9%, 3/15/18	27,250
	70,000		Plains Exploration & Production Co., 6.75%, 2/1/22	76,125
				$428,702
			Oil & Gas Refining & Marketing - 0.8%
	100,000		Coffeyville Resources LLC, 9.0%, 4/1/15	$107,000
	40,000		Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	46,791
	25,000		Spectra Energy Capital, 6.2%, 4/15/18	29,017
	35,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	38,565
	21,000		Valero Energy Corp., 9.375%, 3/15/19	26,799
				$248,172
			Oil & Gas Storage & Transporation - 0.9%
	25,000		Buckeye Partners LP, 6.05%, 1/15/18	$28,096
	25,000		DCP Midstream, 9.75%, 3/15/19	32,818
	65,000		Enterprise Products Operating, 7.0%, 6/1/67	64,025
	70,000		Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	71,421
	10,000		Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	11,491
	25,000		Plains All America Pipeline, 6.125%, 1/15/17	28,741
	10,000		Questar Pipeline Co., 5.83%, 2/1/18	11,685
	30,000		Rockies Express Pipeline LLC, 5.625%, 4/15/20	24,900
	10,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	11,425
	13,000		Williams Companies, Inc., 7.75%, 6/15/31	15,736
				$300,338
			Total Energy	$1,287,554
			Materials - 1.2%
			Aluminum - 0.1%
	25,000		Alcoa, Inc., 6.15%, 8/15/20	$27,296
			Commodity Chemicals - 0.3%
	70,000		Nova Chemicals Corp., 8.375%, 11/1/16	$77,700
			Construction Materials - 0.1%
	30,000		Holcim, Ltd., 6.0%, 12/30/19 (144A)	$31,293
			Diversified Metals & Mining - 0.1%
	35,000		AngloGold Ashanti Holdings, 5.375%, 4/15/20	$36,267
			Specialty Chemicals - 0.1%
	25,000		Cytec Industries, Inc., 8.95%, 7/1/17	$30,141
			Steel - 0.5%
	30,000		ArcelorMittal, 6.125%, 6/1/18	$31,295
	25,000		Commercial Metals Co., 7.35%, 8/15/18	24,938
	100,000		Metinvest BV, 10.25%, 5/20/15	97,000
				$153,233
			Total Materials	$355,930
			Capital Goods - 1.3%
			Aerospace & Defense - 0.1%
	30,000		Esterline Technology, 6.625%, 3/1/17	$31,050
			Building Products - 0.2%
	85,000		Masco Corp., 7.125%, 3/15/20	$87,471
			Construction & Farm Machinery & Heavy Trucks - 0.0%
	10,000		Cummins, Inc., 6.75%, 2/15/27	$12,426
			Electrical Component & Equipment - 0.3%
	75,000		Belden CDT, Inc., 7.0%, 3/15/17	$76,875
	25,000		WireCo WorldGroup, 9.5%, 5/15/17	25,188
				$102,063
			Industrial Conglomerates - 0.0%
	10,000		Tyco International Finance SA, 8.5%, 1/15/19	$13,051
			Industrial Machinery - 0.1%
	15,000		Ingersoll-Rand Global Holdings, 9.5%, 4/15/14	$17,392
	20,000		Valmont Industries, Inc., 6.625%, 4/20/20	23,257
				$40,649
			Trading Companies & Distributors - 0.3%
	55,000		Aviation Capital Group Corp., 6.75%, 4/6/21	$53,137
	40,000		GATX Financial Corp., 6.0%, 2/15/18	44,533
				$97,670
			Total Capital Goods	$384,380
			Commercial Services & Supplies - 0.3%
			Environmental & Facilities Services - 0.2%
	50,000		WCA Waste Corp., 7.5%, 6/15/19	$51,500
			Office Services & Supplies - 0.1%
	25,000		Pitney Bowes, Inc., 5.6%, 3/15/18	$26,508
			Total Commercial Services & Supplies	$78,008
			Transportation - 0.9%
			Air Freight & Couriers - 0.2%
	75,000		CEVA Group Plc, 8.375%, 12/1/17	$72,844
			Airlines - 0.6%
	150,000		American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21	$159,750
	14,298		Delta Air Lines, Inc., 4.95%, 11/23/19	14,906
				$174,656
			Railroads - 0.1%
	25,000		Burlington Santa Fe Corp., 5.75%, 3/15/18	$29,642
			Total Transportation	$277,142
			Automobiles & Components - 0.9%
			Auto Parts & Equipment - 0.5%
	100,000		Pittsburgh Glass Works LLC, 8.5%, 4/15/16	$100,750
	50,000		Tower Automotive Holdings USA, 10.625%, 9/1/17	53,000
				$153,750
			Automobile Manufacturers - 0.3%
	100,000		BMW Australia Finance, Ltd., 6.5%, 2/28/14	$109,164
	10,000		Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	10,529
				$119,693
			Total Automobiles & Components	$273,443
			Consumer Durables & Apparel - 0.2%
			Homebuilding - 0.1%
	50,000		Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	$49,875
			Household Appliances - 0.1%
	25,000		Whirlpool Corp., 5.5%, 3/1/13	$25,920
			Total Consumer Durables & Apparel	$75,795
			Consumer Services - 0.5%
			Casinos & Gaming - 0.1%
	25,000		International Game Technology, 7.5%, 6/15/19	$29,393
			Education Services - 0.4%
	30,000		Leland Stanford Junior University, 4.75%, 5/1/19	$35,294
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	33,587
	50,000		Yale University, 2.9%, 10/15/14	53,020
				$121,901
			Total Consumer Services	$151,294
			Media - 0.5%
			Broadcasting - 0.4%
	50,000		CCO Holdings LLC, 7.375%, 6/1/20	$54,000
	50,000		Telesat Canada, 12.5%, 11/1/17	56,250
				$110,250
			Cable & Satellite - 0.1%
	25,000		British Sky Broadcasting, 6.1%, 2/15/18 (144A)	$29,231
	10,000		Time Warner Cable, Inc., 8.25%, 4/1/19	12,887
	5,000		Time Warner Cable, Inc., 8.75%, 2/14/19	6,574
				$48,692
			Total Media	$158,942
			Retailing - 0.2%
			Internet Retail - 0.2%
	50,000		Expedia, Inc., 5.95%, 8/15/20	$50,821
			Total Retailing	$50,821
			Food & Drug Retailing - 0.1%
			Drug Retail - 0.1%
	14,651		CVS Pass-Through Trust, 5.773%, 1/10/33	$15,355
			Total Food & Drug Retailing	$15,355
			Food, Beverage & Tobacco - 0.9%
			Agricultural Products - 0.1%
	50,000		Viterra, Inc., 5.95%, 8/1/20	$51,840
			Brewers - 0.1%
	20,000		Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$26,281
			Packaged Foods & Meats - 0.7%
	45,000		Kraft Foods, Inc., 6.5%, 2/9/40	$57,711
	150,000		Post Holdings, Inc., 7.375%, 2/15/22	155,250
				$212,961
			Total Food, Beverage & Tobacco	$291,082
			Health Care Facilities - 0.2%
	10,000		HCA, Inc., 8.5%, 4/15/19	$11,100
	50,000		Health Management Associates, Inc., 7.375%, 1/15/20	51,500
				$62,600
			Health Care Technology - 0.3%
	75,000		MedAssets, Inc., 8.0%, 11/15/18	$76,500
			Managed Health Care - 0.3%
	100,000		AMERIGROUP Corp., 7.5%, 11/15/19	$106,750
			Total Health Care Equipment & Services	$245,850
			Pharmaceuticals & Biotechnology - 0.1%
			Biotechnology - 0.1%
	25,000		Biogen Idec, Inc., 6.0%, 3/1/13	$26,234
			Total Pharmaceuticals & Biotechnology	$26,234
			Banks - 5.7%
			Diversified Banks - 3.7%
	250,000		Asian Development Bank, 3.375%, 5/20/14	$43,968
	50,000		AXA Bank Europe SCF, 3.5%, 11/5/20	65,116
	100,000		Cooperatieve Centrale Raiffeisen, 6.0%, 10/29/15	108,901
	50,000		Inter-American Development Bank, 6.5%, 8/20/19	58,786
	1,500,000		International Bank for Reconstruction & Development, 3.25%, 4/14/14	262,652
	285,000		International Bank for Reconstruction & Development, 5.75%, 10/21/19	322,575
	100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21	92,290
	40,000		Rabobank Nederland NV, 0.0%, 3/3/15	17,286
	50,000		Rabobank Nederland NV, 6.875%, 3/19/20	61,363
	80,000	3.63	Standard Chartered, Floating Rate Note, 2/3/17	104,668
				$1,137,605
			Regional Banks - 1.5%
	70,000		Capitial One Capital VI, 8.875%, 5/15/40	$73,635
	25,000		Mellon Funding Corp., 5.5%, 11/15/18	28,051
	115,000		PNC Financial Services Group, 6.75%, 7/29/49	118,987
	65,000	8.25	PNC Financial Services Group, Floating Rate Note, 5/29/49	67,113
	150,000		State Street Capital, 8.25%, 1/29/49	150,389
	20,000		Wachovia Bank NA, 6.0%, 11/15/17	22,752
				$460,927
			Thrifts & Mortgage Finance - 0.5%
	100,000		Cie de Financement Foncier, 4.625%, 12/28/12	$160,533
			Total Banks	$1,759,065
			Diversified Financials - 3.2%
			Asset Management & Custody Banks - 0.1%
	25,000		Eaton Vance Corp., 6.5%, 10/2/17	$28,668
			Consumer Finance - 0.8%
	35,000		American Honda Finance, 6.7%, 10/1/13 (144A)	$37,656
	1,000,000		Caterpillar Financial Services, 1.35%, 7/12/13	155,305
	25,000		Caterpillar Financial Services, 7.05%, 10/1/18	32,008
	30,000		Springleaf Finance Corp., 6.9%, 12/15/17	23,250
				$248,219
			Diversified Financial Services - 0.6%
	20,000		Alterra Finance LLC, 6.25%, 9/30/20	$21,156
	65,000		European Investment Bank, 0.0%, 3/2/15	28,415
	25,000		JPMorgan Chase & Co., 6.0%, 1/15/18	28,343
	100,000		JPMorgan Chase & Co., 7.9%, 4/29/49	108,321
				$186,235
			Investment Banking & Brokerage - 1.4%
	110,000	5.79	Goldman Sachs Capital, Floating Rate Note, 6/1/43	$75,075
	35,000		Jefferies Group, Inc., 5.125%, 4/13/18	31,500
	50,000		Jefferies Group, Inc., 6.875%, 4/15/21	47,750
	25,000		Jefferies Group, Inc., 8.5%, 7/15/19	26,188
	10,000		Macquarie Group, Ltd., 6.0%, 1/14/20	9,619
	50,000		Merrill Lynch & Co., 5.45%, 2/5/13	51,456
	10,000		Morgan Stanley Dean Witter, 5.5%, 1/26/20	9,871
	45,000		Morgan Stanley Dean Witter, Floating Rate Note, 4/1/18	47,417
	25,000		Raymond James Financial, Inc., 4.25%, 4/15/16	26,194
	90,000		Scottrade Financial Services, Inc., 6.125%, 7/11/21	90,772
				$415,842
			Specialized Finance - 0.3%
	91,000		Cantor Fitzgerald LP, 7.875%, 10/15/19	$91,352
	10,000		National Rural Utilities Corp., 5.45%, 2/1/18	11,748
				$103,100
			Total Diversified Financials	$982,064
			Insurance - 1.6%
			Life & Health Insurance - 0.7%
	35,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$42,064
	25,000		Lincoln National Corp., 6.05%, 4/20/67	22,250
	15,000		Lincoln National Corp., 8.75%, 7/1/19	18,760
	35,000		MetLife, Inc., 10.75%, 8/1/39	48,668
	45,000		Protective Life Corp., 7.375%, 10/15/19	49,924
	25,000		Prudential Financial, 5.15%, 1/15/13	25,864
				$207,530
			Multi-Line Insurance - 0.2%
	40,000		Genworth Financial, Inc., 7.2%, 2/15/21	$38,499
	45,000		Liberty Mutual Group, 7.0%, 3/15/37 (144A)	39,375
				$77,874
			Property & Casualty Insurance - 0.5%
	50,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	$57,312
	95,000		White Mountains Re Group, Ltd., 7.506%, 5/29/49	88,555
				$145,867
			Reinsurance - 0.2%
	40,000		Platinum Underwriters HD, 7.5%, 6/1/17	$42,303
	35,000		Reinsurance Group of America, Inc., 6.75%, 12/15/65	31,525
				$73,828
			Total Insurance	$359,232
			Real Estate - 1.1%
			Diversified Real Estate Activities - 0.1%
	35,000		WEA Finance LLC, 7.125%, 4/15/18	$42,098
			Diversified Real Estate Investment Trusts - 0.3%
	40,000		Dexus Finance Pty, Ltd., 7.125%, 10/15/14	$43,790
	20,000		Digital Realty Trust LP, 4.5%, 7/15/15	20,711
	10,000		Digital Realty Trust LP, 5.875%, 2/1/20	10,773
				$75,274
			Office Real Estate Investment Trusts - 0.1%
	25,000		Mack-Cali Realty LP, 5.125%, 2/15/14	$26,056
			Retail Real Estate Investment Trusts - 0.1%
	35,000		Developers Diversified Realty, 7.5%, 4/1/17	$39,423
			Specialized Real Estate Investment Trusts - 0.5%
	10,000		Health Care REIT, Inc., 6.2%, 6/1/16	$10,944
	25,000		Healthcare Realty Trust, Inc., 6.5%, 1/17/17	27,476
	25,000		Hospitality Properties Trust, 7.875%, 8/15/14	27,293
	45,000		Senior Housing Properties Trust, 6.75%, 4/15/20	47,741
	35,000		Ventas Realty LP, 6.5%, 6/1/16	36,281
				$149,735
			Total Real Estate	$332,586
			Technology Hardware & Equipment - 0.5%
			Communications Equipment - 0.5%
	150,000		CommScope, Inc., 8.25%, 1/15/19	$156,000
			Total Technology Hardware & Equipment	$156,000
			Semiconductors - 0.1%
			Semiconductor Equipment - 0.1%
	25,000		Klac Instruments Corp., 6.9%, 5/1/18	$29,558
			Total Semiconductors	$29,558
			Telecommunication Services - 1.9%
			Alternative Carriers - 0.0%
	5,000		PAETEC Holding Corp., 9.5%, 7/15/15	$5,250
			Integrated Telecommunication Services - 1.3%
	40,000		Deutsche Telekom AG, 3.75%, 4/22/14	$45,950
	45,000		Embarq Corp., 7.082%, 6/1/16	50,248
	45,000		GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	46,364
	20,000		Qtel International FIN, Ltd., 6.5%, 6/10/14	21,800
	50,000		Telefonica Emisiones SAU, 5.496%, 4/1/16	68,382
	150,000		UPCB Finance, Ltd., 7.25%, 11/15/21 (144A)	156,750
				$389,494
			Wireless Telecommunication Services - 0.6%
	35,000		Cricket Communications, Inc., 7.75%, 5/15/16	$37,100
	30,000		Crown Castle Towers LLC, 4.883%, 8/15/20	31,239
	45,000		GTP Acquisition Partners I LLC, 4.347%, 6/15/16	45,267
	75,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	74,438
				$188,044
			Total Telecommunication Services	$582,788
			Utilities - 0.7%
			Electric Utilities - 0.5%
	10,000		Commonwealth Edison Co., 6.15%, 9/15/17	$12,040
	25,000		Commonwealth Edison Co., 6.95%, 7/15/18	30,019
	10,000		PPL Capital Funding, Inc., 6.7%, 3/30/67	9,875
	35,000		Public Service of New Mexico, 7.95%, 5/15/18	41,624
	50,000		Southern California Edison Co., 6.25%, 8/1/49	50,929
	10,000		West Penn Power Co., 5.95%, 12/15/17	11,865
				$156,352
			Independent Power Producer & Energy Traders - 0.1%
	38,303		Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)	$41,160
			Multi-Utilities - 0.1%
	25,000		NY State Gas and Electric, 6.15%, 12/15/17 (144A)	$28,398
			Total Utilities	$225,910
			TOTAL CORPORATE BONDS
			(Cost $7,844,639)	$8,099,033

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.7%
	285,855		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	$307,914
	248,629		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	267,816
	78,239		Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	87,663
	121,119		Federal Home Loan Mortgage Corp., 6.5%, 8/1/37	135,045
	122,049		Federal National Mortgage Association REMICS, 6.0%, 3/25/35	128,504
	39,906		Federal National Mortgage Association REMICS, 6.25%, 6/25/44	40,034
	129,525		Federal National Mortgage Association, 4.0%, 11/1/41	137,105
	179,752		Federal National Mortgage Association, 4.0%, 12/1/41	190,270
	149,765		Federal National Mortgage Association, 4.5%, 12/1/41	160,237
	73,919		Federal National Mortgage Association, 4.5%, 4/1/41	79,088
	72,957		Federal National Mortgage Association, 5.0%, 6/1/40	78,837
	956,146		Federal National Mortgage Association, 5.0%, 7/1/40	1,033,205
	193,422		Federal National Mortgage Association, 6.5%, 4/1/38	216,478
	50,000		FHR 3211 PB, 5.5%, 2/15/33	51,468
	151,115		Government National Mortgage Association I, 4.5%, 8/15/41	165,217
	156,300		Government National Mortgage Association II, 4.5%, 9/20/41	170,799
	50,000		Government National Mortgage Association, 4.5%, 9/20/39	55,792
	965,314		Government National Mortgage Association, 0.69%, 11/16/51	44,182
	30,000		U.S. Treasury Note, 4.25%, 5/15/39	37,936
	60,000		U.S. Treasury Note, 4.5%, 2/15/36	78,197
	10,000		U.S. Treasury Note, 4.5%, 5/15/38	13,117
	60,000		U.S. Treasury Note, 4.5%, 8/15/39	78,844
	200,000		U.S. Treasury Note, 4.75%, 2/15/41	273,656
	50,000		U.S. Treasury Note, 5.375%, 2/15/31	71,172
				$3,902,576
			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
			(Cost $3,725,511)	$3,902,576

			FOREIGN GOVERNMENT BONDS - 31.4%
AUD	25,000		Australia Government Bond, 5.75%, 4/15/12	$26,630
AUD	100,000		Australia Government Bond, 5.75%, 5/15/21	122,863
AUD	200,000		Australia Government Bond, 6.5%, 5/15/13	220,833
EURO	50,000		Austria Government Bond, 4.15%, 3/15/37	71,541
EURO	25,000		Belgium Government Bond, 5.5%, 3/28/28	37,818
EURO	129,000		Bonos Y Oblig Del Es, 4.4%, 1/31/15	176,636
EURO	100,000		Bundesrepublik Deutschland, 3.25%, 1/4/20	148,363
EURO	125,000		Bundesrepublik Deutschland, 6.5%, 7/4/27	249,794
EURO	110,000		Buoni Poliennali De, 4.75%, 2/1/13	145,441
CAD	10,000		Canada Housing Trust No. 1, 3.35%, 12/15/20	10,847
CAD	225,000		Canada Housing Trust No. 1, 3.55%, 9/15/13	233,374
CAD	25,000		Canada Housing Trust No. 1, 3.75%, 3/15/20	27,900
CAD	100,000		Canada Housing Trust No. 1, 3.8%, 6/15/21	112,175
CAD	125,000		Canadian Government Bond, 1.5%, 12/1/12	125,226
CAD	250,000		Canadian Government Bond, 2.0%, 6/1/16	257,566
CZK	500,000		Czech Republic Government Bond, 3.7%, 6/16/13	26,662
DKK	170,000		Denmark Government Bond, 4.0%, 11/15/15	33,793
DKK	250,000		Denmark Government Bond, 4.5%, 11/15/39	63,052
	100,000		Dominican Republic I, 7.5%, 5/6/21	102,150
	50,000		European Bank for Reconstruction and Development, 1.875%, 12/10/13	79,361
EURO	150,000		France Government Bond OAT, 3.0%, 10/25/15	206,163
EURO	200,000		France Government Bond OAT, 3.25%, 10/25/21	264,993
EURO	25,000		France Government Bond, 4.0%, 10/25/38	33,808
EURO	117,000		Government of France, 3.75%, 4/25/21	161,864
SEK	2,450,000		Government of Sweden, 5.5%, 10/8/12	370,435
HUF	5,000,000		Hungary Government Bond, 6.75%, 2/12/13	21,846
IDR	200,000,000		Indonesia Recapitalization Bond, 14.245%, 6/15/13	25,240
IDR	100,000,000		Indonesia Recapitalization Bond, 14.275%, 12/15/13	13,077
IDR	100,000,000		Indonesia Treasury Bond, 11.0%, 12/15/12	11,811
IDR	50,000,000		Indonesia Treasury Bond, 12.5%, 3/15/13	6,077
IDR	5,000,000,000		Indonesia Treasury Bond, 7.375%, 9/15/16	612,929
IDR	791,000,000		Indonesia Treasury Bond, 8.25%, 6/15/32	105,792
IDR	25,000,000		Indonesia Treasury Bond, 9.0%, 9/15/13	2,987
EURO	90,000		Ireland Government Bond, 4.5%, 4/18/20	98,911
EURO	45,000		Ireland Government Bond, 5.0%, 10/18/20	50,639
EURO	85,000		Ireland Government Bond, 5.9%, 10/18/19	102,251
EURO	75,000		Italy Buoni Poliennali Del Tesoro, 2.25%, 11/1/13	96,066
EURO	50,000		Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/16	63,082
EURO	100,000		Italy Buoni Poliennali Del Tesoro, 5.0%, 3/1/22	121,533
EURO	25,000		Italy Buoni Poliennali Del Tesoro, 6.5%, 11/1/27	32,849
JPY	30,000,000		Japan Government 10-Year, 1.7%, 9/20/16	418,462
JPY	27,000,000		Japan Government 20-Year, 1.5%, 3/20/19	377,383
JPY	5,000,000		Japan Government 30-Year, 2.3%, 12/20/36	71,538
JPY	47,000,000		Japan Government 5-Year, 1.2%, 3/20/12	617,613
JPY	35,000,000		Japan Government Two Year Bond, 0.2%, 8/15/13	459,806
MXN	2,500		Mexican Bonos, 9.5%, 12/18/14	21,598
EURO	150,000		Netherlands Government Bond, 4.0%, 7/15/16	221,334
EURO	100,000		Netherlands Government Bond, 4.25%, 7/15/13	138,336
EURO	91,000		Netherlands Government Bond, 5.5%, 1/15/28	163,447
NOK	150,000		Norway Government Bond, 4.25%, 5/19/17	28,640
NOK	275,000		Norway Government Bond, 5.0%, 5/15/15	52,004
PLN	750,000		Poland Government Bond, 4.75%, 4/25/12	232,653
PLN	250,000		Poland Government Bond, 5.0%, 4/25/16	77,588
PLN	1,400,000		Poland Government Bond, 5.25%, 10/25/17	434,950
CAD	250,000		Province of Ontario Canada, 6.25%, 6/16/15	222,347
EURO	50,000		Republic of Austria, 4.35%, 3/15/19	72,191
EURO	110,000		Republic of Austria, 7.0%, 7/15/14	155,575
SGD	150,000		Singapore Government Bond, 1.625%, 4/1/13	121,209
ZAR	1,500,000		South Africa Government Bond, 6.75%, 3/31/21	180,035
ZAR	250,000		South Africa Government Bond, 7.5%, 1/15/14	32,951
ZAR	300,000		South Africa Government Bond, 8.0%, 12/21/18	39,580
EURO	100,000		Spain Government Bond, 4.1%, 7/30/18	130,887
SEK	500,000		Sweden Government Bond, 3.5%, 3/30/39	92,115
SEK	1,000,000		Sweden Government Bond, 4.25%, 3/12/19	174,061
GBP	50,000		United Kingdom Gilt, 4.0%, 9/7/16	89,972
GBP	70,000		United Kingdom Gilt, 4.25%, 9/7/39	136,005
GBP	60,000		United Kingdom Treasury, 4.25%, 12/7/27	115,457
GBP	75,000		United Kingdom Treasury, 8.75%, 8/25/17	167,530
				$9,719,645
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $9,317,995)	$9,719,645

			MUNICIPAL BONDS - 2.6%
			Municipal Government - 0.2%
	50,000		State of Washington, 5.0%, 8/1/39	$56,535
			Municipal Airport - 0.0%
	20,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$22,828
			Municipal Development - 0.2%
	50,000		California Statewide Communities Development Authority, 6.0%, 8/15/42	$57,602
			Municipal Higher Education - 1.7%
	50,000		California State University Revenue, 5.0%, 11/1/39	$53,365
	50,000		Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	55,673
	25,000		Conneticut State Health & Education, 5.0%, 7/1/42	27,726
	50,000		Houston Texas Higher Education Finance, 4.5%, 11/15/37	52,893
	70,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	85,282
	25,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	36,030
	10,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36	12,059
	20,000		Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	24,759
	30,000		Missouri State Health & Educational Facilities, 5.0%, 11/15/39	34,005
	50,000		New York State Dormitory Authority, 5.0%, 7/1/38	55,735
	50,000		New York State Dormitory Authority, 5.0%, 7/1/40	56,240
	20,000		Texas A&M University, 5.0%, 7/1/30	25,122
				$518,889
			Municipal Medical - 0.1%
	25,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	$27,620
			Municipal Transportation - 0.2%
	50,000		Harris County Metropolitan Transit Authority, 5.0%, 11/1/41	$56,501
			Municipal Water - 0.2%
	45,000		City of Charleston South Carolina, 5.0%, 1/1/41	$51,427
	20,000		Hampton Roads Sanitation District, 5.0%, 4/1/38	21,894
				$73,321
			TOTAL MUNICIPAL BONDS
			(Cost $732,172)	$813,296

			TEMPORARY CASH INVESTMENTS - 3.8%
			Repurchase Agreement - 3.8%
	1,150,000		JPMorgan, Inc., 0.22%, dated 1/31/12, repurchase price of $1,150,000
			plus accrued interest on 2/1/12 collateralized by $1,173,006 Federal
			National Mortgage Association (ARM), 2.405-5.932%, 9/1/32-6/1/38	$1,150,000
			TOTAL TEMPORARY CASH INVESTMENTS	$1,150,000
			(Cost $1,150,000)

			TOTAL INVESTMENT IN SECURITIES - 98.4%
			(Cost $29,124,398)(a)	$30,017,602
			OTHER ASSETS AND LIABILITIES - 1.6%	$636,203
			TOTAL NET ASSETS - 100.0%	$30,653,805

	(144A)
Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2012, the value of these securities amounted to $574,032 or 1.9% of total net assets.

	(a)		At January 31, 2012, the net unrealized gain on investments based on
			cost for federal income tax purposes of $29,124,522 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$1,459,498

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(420,551)

			Net unrealized gain	$1,038,947

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

			Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

	AUD		Austrialian Dollar
	CAD		Canadian Dollar
	CZK		Czech Krona
	DKK		Danish Kroner
	EURO		Euro
	GBP		British Pound Sterling
	HUF		Hungarian Forint
	IDR		Indonesian Rupiah
	JPY		Japanese Yen
	MXN		Mexican Peso
	NOK		Norwegian Krone
	PLN		New Polish Zloty
	SEK		Swedish Krone
	SGD		Singapore Dollar
	ZAR		South African Rand

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods are categorized as level 3.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$ -	$ 450,788	$ -	$ 450,788
Preferred Stocks	347,999	-	-	347,999
Asset Backed Securities	-	1,099,207	-	1,099,207
Collateralized Mortgage Obligations	-	4,435,058	-	4,435,058
Corporate Bonds	-	8,099,033	-	8,099,033
U.S. Government Agency Obligations	-	3,902,576	-	3,902,576
Foreign Government Bonds	-	9,719,645	-	9,719,645
Municipal Bonds		813,296	-	813,296
Repurchase Agreements	-	1,150,000	-	1,150,000
Total	$ 347,999	$ 29,669,603	$ -	$ 30,017,602
Other Financial Instruments*	$ -	$ 2,147	$ -	$ 2,147

* Other financial instruments Include foreign exchange contracts.

 Pioneer Global High Yield Fund

 Schedule of Investments  1/31/12 (Consolidated) (unaudited)

 Principal

 Floating

 S&P/Moody's

 Value

 Amount

 Rate (d)

 Ratings

 CONVERTIBLE CORPORATE BONDS - 6.9%

 Energy - 0.9%

 Coal & Consumable Fuels - 0.7%

 1,305,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 738,956

 19,320,000

 BB- / NR

 Massey Energy Co., 3.25% 8/1/15

 18,015,900

 $

 18,754,856

 Oil & Gas Exploration & Production - 0.1%

 155,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 135,431

 4,130,000

 BB+ / NR

 Chesapeake Energy Corp., 2.5%, 5/15/37

 3,603,425

 $

 3,738,856

 Total Energy

 $

 22,493,712

 Materials - 0.7%

 Construction Materials - 0.4%

 11,050,000

 NR / NR

 Cemex SAB de CV, 3.75%, 3/15/18

 $

 8,991,938

 Forest Products - 0.3%

 14,559,000

 BB / NR

 Sino-Forest Corp., 4.25%, 12/15/16

 $

 4,804,470

 12,150,000

 NR / WD

 Sino-Forest Corp., 5.0%, 8/1/13

 4,070,250

 $

 8,874,720

 Total Materials

 $

 17,866,658

 Capital Goods - 1.3%

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 6,285,000

 B / B1

 Navistar International Corp., 3.0%, 10/15/14

 $

 7,282,744

 Electrical Component & Equipment - 0.1%

 1,250,000

 B / B2

 General Cable Corp., 4.5%, 11/15/29

 $

 1,359,375

 Trading Companies & Distributors - 0.9%

 9,923,000

 B / NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 23,207,416

 Total Capital Goods

 $

 31,849,535

 Transportation - 0.0%

 Marine - 0.0%

 1,436,515

 NR / NR

 Horizon Lines, Inc., 6.0%, 4/15/17

 $

 1,012,743

 Total Transportation

 $

 1,012,743

 Automobiles & Components - 0.8%

 Automobile Manufacturers - 0.8%

 12,029,000

 BB+ / Ba2

 Ford Motor Co., 4.25%, 11/15/16

 $

 19,081,001

 Total Automobiles & Components

 $

 19,081,001

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.1%

 5,135,000

 CCC+ / Caa1

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 4,120,838

 Total Food, Beverage & Tobacco

 $

 4,120,838

 Health Care Equipment & Services - 0.5%

 Health Care Technology - 0.5%

 14,170,000

 NR / NR

 WebMD Health Corp., 2.5%, 1/31/18

 $

 12,257,050

 Total Health Care Equipment & Services

 $

 12,257,050

 Pharmaceuticals & Biotechnology - 0.5%

 Biotechnology - 0.4%

 7,600,000

 NR / NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 $

 11,637,500

 Total Pharmaceuticals & Biotechnology

 $

 11,637,500

 Real Estate - 0.2%

 Real Estate Operating Companies - 0.2%

 1,900,000

 B- / B3

 Forest City Enterprises, Inc., 5.0%, 10/15/16

 $

 2,268,125

 3,805,000

 B- / B3

 Forest City Enterprises, Inc., 4.25%, 8/15/18

 3,510,113

 $

 5,778,238

 Total Real Estate

 $

 5,778,238

 Software & Services - 0.2%

 Application Software - 0.2%

 1,025,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 1,045,500

 3,400,000

 BB- / NR

 Nuance Communications Inc., 2.75%, 11/1/31

 3,978,000

 $

 5,023,500

 Total Software & Services

 $

 5,023,500

 Technology Hardware & Equipment - 0.3%

 Computer Storage & Peripherals - 0.2%

 4,435,000

 BB / NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 5,122,425

 Electronic Components - 0.1%

 1,605,000

 BB+ / NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 1,364,250

 Total Technology Hardware & Equipment

 $

 6,486,675

 Semiconductors - 1.3%

 Semiconductor Equipment - 0.4%

 3,400,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 3,472,250

 5,515,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 7,286,694

 $

 10,758,944

 Semiconductors - 0.9%

 4,650,000

 NR / NR

 JA Solar Holdings Co., 4.5%, 5/15/13

 $

 3,906,000

 10,750,000

 NR / NR

 Renesola, Ltd., 4.125%, 3/15/18

 6,745,625

 3,687,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 3,373,605

 11,919,000

 B / NR

 Suntech Power Corp., 3.0%, 3/15/13

 7,747,350

 $

 21,772,580

 Total Semiconductors

 $

 32,531,524

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 2,485,000

 B+ / B1

 MasTec, Inc., 4.0%, 6/15/14

 $

 3,146,631

 Total Telecommunication Services

 $

 3,146,631

 TOTAL CONVERTIBLE CORPORATE BONDS

 Shares

 (Cost  $166,658,214)

 $

 173,285,605

 PREFERRED STOCKS - 0.4%

 Software Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 17,350

 Perseus Holding Corp. *

 $

 641,950

 Total Consumer Services

 $

 641,950

 Banks - 0.0%

 Diversified Banks - 0.0%

 445

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 487,275

 Total Banks

 $

 487,275

 Diversified Financials - 0.3%

 Consumer Finance - 0.0%

 3,100

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 2,496,178

 Diversified Finance Services - 0.2%

 280,000

 GMAC Capital Trust, Inc.

 $

 6,213,200

 Total Diversified Financials

 $

 8,709,378

 TOTAL PREFERRED STOCKS

 (Cost  $10,373,499)

 $

 9,838,603

 COMMON STOCKS - 0.9%

 Energy - 0.1%

 Oil & Gas Drilling - 0.0%

 46,147

 Rowan Companies, Inc. *

 $

 1,569,459

 Oil & Gas Equipment & Services - 0.0%

 473,438

 Sevan Marine ASA *

 $

 1,073,739

 Oil & Gas Exploration & Production - 0.0%

 16,349,706

 Norse Energy Corp., ASA *

 $

 641,241

 Total Energy

 $

 3,284,439

 Materials - 0.6%

 Commodity Chemicals - 0.1%

 55,345

 Georgia Gulf Corp. *

 $

 1,939,842

 Diversified Metals & Mining - 0.4%

 6,615,974

 Blaze Recycling and Metals LLC (Class A) Units (f)

 $

 4,366,543

 95,846

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 4,429,044

 $

 8,795,587

 Forest Products - 0.0%

 244,090

 Ainsworth Lumber Co., Ltd. *

 $

 323,846

 Steel - 0.1%

 134,106

 Vale SA (A.D.R.)

 $

 3,246,706

 Total Materials

 $

 14,305,981

 Capital Goods - 0.0%

 Building Products - 0.0%

 894

 Panolam Holdings Co. *

 $

 438,060

 Total Capital Goods

 $

 438,060

 Transportation - 0.0%

 Marine - 0.0%

 136,065

 Horizon Lines, Inc. *

 $

 346,966

 Total Transportation

 $

 346,966

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 99,863

 Lear Corp.

 $

 4,184,260

 Total Automobiles & Components

 $

 4,184,260

 Diversified Financials - 0.0%

 Diversified Finance Services - 0.0%

 24,638

 BTA Bank JSC *

 $

 76,649

 Total Diversified Financials

 $

 76,649

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 159,647

 Newhall Land Development LLC *

 $

 207,541

 Total Real Estate

 $

 207,541

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 33,046

 Perseus Holding Corp. *

 $

 148,707

 Total Software & Services

 $

 148,707

 TOTAL COMMON STOCKS

 Principal

 Floating

 S&P/Moody's

 (Cost  $16,414,625)

 $

 22,992,603

 Amount

 Rate (d)

 Ratings

 ASSET BACKED SECURITIES - 3.0%

 Automobiles & Components - 0.0%

 Automobile Manufacturers - 0.0%

 550,000

 BB / Ba1

 AmeriCredit Automobile Receivables Trust, 6.23%, 7/9/18

 $

 555,369

 Total Automobiles & Components

 $

 555,369

 Consumer Services - 0.6%

 Restaurants - 0.6%

 4,750,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 $

 4,761,875

 10,075,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 10,189,189

 $

 14,951,064

 Total Consumer Services

 $

 14,951,064

 Banks - 1.4%

 Thrifts & Mortgage Finance - 1.4%

 2,837,523

 1.16

 AA+ / Baa2

 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34

 $

 1,994,467

 485,640

 0.35

 CCC / Caa3

 Ace Securities Corp., Floating Rate Note, 1/25/37

 138,294

 1,260,479

 1.53

 CCC / Caa3

 Amortizing Residential Collateral Trust, Floating Rate Note 1/25/32

 507,239

 548,895

 0.83

 AAA / Aaa

 Bayview Financial Acquisition, Floating Rate Note, 8/28/44

 526,658

 1,350,000

 BB / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 912,539

 1,480,000

 0.68

 CCC / B2

 Bear Stearns Asset Backed Securities, Inc., Floating Rate Note, 1/25/47

 508,168

 4,109,695

 0.91

 A / Caa1

 Bear Stearns Asset Backed Securities, Inc.,, Floating Rate Note 3/25/35

 3,207,518

 1,294,868

 0.34

 CCC / B1

 BSABS 2006-4 A1, Floating Rate Note, 10/25/33

 1,227,410

 8,090,000

 0.43

 CCC / Caa2

 Carrington Mortgage Loan Trust, Floating Rate Note, 12/25/36

 4,537,268

 612,974

 0.36

 CCC / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/32

 550,217

 811,585

 0.38

 BB / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 789,100

 3,092,643

 CCC / Caa1

 Citigroup Mortgage Loan Trust, Inc., 0.32375%, 7/254/5

 2,146,798

 2,250,463

 BBB- / B2

 Countrywide Asset-Backed Certificates, 0.50875%, 6/25/36

 1,779,216

 1,700,000

 0.88

 BB / Caa1

 Countrywide Asset-Back Certificates, Floating Rate Note, 11/25/34

 882,994

 1,398,454

 0.40

 CCC / Caa2

 CWL 2006-19 2A2, Floating Rate Note, 3/25/37

 966,125

 10,448,587

 0.69

 CCC / Aaa

 CWL 2007-SD1 A1, Floating Rate Note, 3/25/47

 4,150,983

 853,612

 0.96

 AAA / Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 459,415

 1,050,899

 0.39

 B- / B3

 Gsamp Trust, Floating Rate Note, 1/25/37

 929,922

 4,000,000

 BBB / Aaa

 LEAF II Receivables 5.5%, 10/20/13

 3,670,000

 2,724,966

 0.35

 CCC / Caa3

 Lehman XS Trust., Floating Rate Note, 8/25/36

 1,268,910

 6,020,698

 0.61

 CC / Ca

 Lehman XS Trust., Floating Rate Note, 12/25/35

 1,619,014

 1,239,512

 0.37

 BB+ / Ba1

 Residential Asset Mortgage, Products, Inc., Floating Rate Note, 10/25/35

 1,059,096

 1,500,000

 CCC / B3

 Security National Mortgage Loan Trust, 6.55%, 4/25/37

 1,296,747

 $

 35,128,098

 Total Banks

 $

 35,128,098

 Diversified Financials - 0.5%

 Diversified Finance Services - 0.5%

 1,706,777

 B / B1

 Ellington Loan Acquisition, 1.0625%, 5/27/37

 1,552,382

 5,128,753

 0.34

 CCC / B2

 Home Equity Asset Trust, Floating Rate Note, 3/25/37

 4,155,720

 16,892,385

 CCC / Ca

 Long Beach Mortgage Loan Trust, 0.45063%, 3/25/46

 5,126,079

 743,429

 BB / NR

 Sierra Receivables Funding Co., 9.31%, 7/20/28

 743,103

 $

 11,577,284

 Total Diversified Financials

 $

 11,577,284

 Transportation - 0.5%

 Airlines/Leasing - 0.5%

 112,220

 0.85

 B- / Ba3

 Aircraft Finance Trust, Floating Rate Note, 5/15/24

 $

 103,243

 9,339,707

 0.83

 B- / Caa1

 Aircraft Finance Trust, Floating Rate Note, 5/15/24

 4,576,456

 1,058,101

 0.65

 CCC+ / Caa2

 Lease Investment Flight, Floating Rate Note, 7/15/31

 650,309

 12,147,999

 0.61

 CCC+ / Caa2

 Lease Investment Flight, Floating Rate Note, 7/15/31

 7,774,719

 $

 13,104,727

 Total Transportation

 $

 13,104,727

 Telecommunication Services - 0.1%

 Wireless Telecommunication - 0.1%

 2,300,000

 NR / NR

 Richland Towers Funding LLC/ Seattle Funding, 7.87%, 3/15/16

 $

 2,357,608

 TOTAL ASSET BACKED SECURITIES

 (Cost  $83,181,160)

 $

 77,674,150

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%

 Banks - 0.7%

 Thrifts & Mortgage Finance - 0.7%

 15,089,638

 2.93

 AAA / Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36

 $

 396,857

 1,000,000

 CCC+ / NR

 Commercial Mortgage Pass Through Certificates, 6.85%, 8/15/33

 571,938

 945,739

 CC / Caa1

 Countrywide Alternative Loan Trust, 5.25%, 8/25/35

 946,441

 2,584,737

 CC / Ba1

 Countrywide Home Loan Trust, 4.5%, 9/25/35

 2,104,443

 2,141,303

 0.58

 CC / C

 Countrywide Home Loans, Floating Rate Note, 3/25/35

 421,132

 597,782

 0.71

 D / C

 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45

 8,966

 541,955

 NR / NR

 First Horizon Asset Securities, Inc., 5.663817%, 11/25/34

 471,618

 757,739

 NR / B3

 GSR Mortgage Loan Trust, 5.5%, 8/25/21

 708,755

 815,321

 BB- / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 700,176

 264,973

 0.99

 AAA / Baa3

 Impac CMB Trust, Floating Rate Note, 4/25/35

 189,976

 737,835

 0.32

 D / B3

 Impac Securities Assets Corp., Floating Rate Note, 11/25/36

 726,840

 1,300,000

 NR / Baa3

 JPMorgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37

 1,037,586

 2,946,973

 BBB / Caa3

 JPMorgan Mortgage Trust, 4.89%, 2/25/35

 2,449,230

 1,677,856

 2.78

 NR / B1

 JPMorgan Mortgage Trust, Floating Rate Note, 10/25/35

 1,249,714

 751,736

 2.84

 CCC / B1

 JPMorgan Mortgage Trust, Floating Rate Note, 11/25/35

 736,648

 4,315,000

 BB / B1

 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)

 4,012,467

 2,368,032

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 5.56151%, 12/25/36

 1,891,549

 $

 18,624,336

 Total Banks

 $

 18,624,336

 Diversified Financials - 0.3%

 Diversified Finance Services - 0.1%

 1,226,186

 NR / B3

 Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37

 $

 1,128,526

 2,500,000

 BBB- / Baa2

 Morgan Stanley Capital, 0.919%, 12/15/20

 2,206,968

 $

 3,335,494

 Investment Banking & Brokerage - 0.1%

 3,450,000

 BBB- / NR

 Bear Stearns Commercial Mortgage, 6.94%, 2/15/35

 $

 3,435,696

 Total Diversified Financials

 $

 6,771,190

 Real Estate - 0.5%

 Mortgage Real Estate Investment Trust - 0.5%

 1,158,883

 AAA / Caa1

 American Home Mortgage Investment, 2.45469%, 6/25/45

 $

 867,410

 9,000,000

 BBB / NR

 Credit Suisse First Boston Mortgage Securities Corp., 7.08%, 12/15/35

 8,872,497

 2,486,175

 CC / Caa1

 Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35

 2,093,401

 $

 11,833,308

 Total Real Estate

 $

 11,833,308

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost  $40,080,732)

 $

 37,228,834

 CORPORATE BONDS - 71.2%

 Energy - 10.2%

 Coal & Consumable Fuels - 2.4%

 815,000

 BB / Ba3

 Alpha Natural Resources, 6.0%, 6/1/19

 $

 808,888

 5,575,000

 B+ / B1

 Arch Coal, Inc., 7.25%, 6/15/21

 5,602,875

 15,063,000

 BB- / B1

 Berau Capital Resources, 12.5%, 7/8/15 (144A)

 17,021,190

 12,200,000

 BB / Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16

 13,237,000

 15,860,000

 B / Caa1

 Foresight Energy LLC, 9.625%, 8/15/17 (144A)

 16,653,000

 4,435,000

 B+ / B2

 James River Coal Co., 7.875%, 4/1/19

 3,037,975

 2,706,000

 B / B3

 Murray Energy Corp., 10.25%, 10/15/15

 2,733,060

 2,070,000

 B / B2

 Penn Virginia Resource Partners, 8.25%, 4/15/18

 2,132,100

 $

 61,226,088

 Integrated Oil & Gas - 0.3%

 8,070,000

 BB- / Caa2

 Connacher Oil and Gas, Ltd., 8.75%, 8/1/18

 $

 7,889,271

 Oil & Gas Drilling - 1.9%

 3,600,000

 NR / NR

 Deep Drilling 1 Pte Ltd., 12%, 12/21/15

 $

 3,447,000

 1,250,000

 B- / Caa1

 Hercules Offshore, Inc., 10.5%, 10/15/17

 1,250,000

 11,000,000

 CCC+ / Caa2

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

 10,697,500

 15,695,000

 B- / B3

 Offshore Group Investment, 11.5%, 8/1/15

 17,382,213

 6,395,000

 B / B3

 Pioneer Drilling Co., 9.875%, 3/15/18

 6,810,675

 7,990,000

 BB- / B2

 Trinidad Drilling, Ltd., 7.875%, 1/15/19

 8,469,400

 $

 48,056,788

 Oil & Gas Equipment & Services - 1.2%

 NOK

 23,000,000

 NR / NR

 Aker Drilling AS, 11.0%, 2/24/16

 $

 4,167,164

 NOK

 16,000,000

 NR / NR

 Aker Drilling AS, 9.53%, 2/24/16

 2,898,897

 17,815,000

 B- / B3

 Export Finance Luxembourg SAC, 8.5%, 12/15/16

 16,167,113

 1,825,000

 BB / Ba3

 Extra Holdings, Inc., 7.25%, 12/1/18

 1,733,750

 2,275,000

 CCC+ / Caa2

 Green Field Energy Services, Inc., 13.0%, 11/15/16

 2,240,875

 910,944

 10.50

 NA / NA

 Nexus SA, Floating Rate Note, 3/7/12

 911

 32,463,000

 11.99

 NA / NA

 Seven Marine ASA, Floating Rate Note, 10/24/12 (144A)

 3,321,419

 $

 30,530,129

 Oil & Gas Exploration & Production - 4.0%

 5,035,000

 CCC+ / Caa1

 Goodrich Petrol, 8.875%, 3/15/19

 $

 4,934,300

 7,485,000

 B- / B3

 Carrizo Oil & Gas Inc., 8.625%, 10/15/18

 7,522,425

 7,990,000

 B- / Caa1

 Chaparral Energy, Inc., 8.25%, 9/1/21

 8,369,525

 3,540,000

 B / B2

 Comstock Resources, Inc., 7.75%, 4/1/19

 3,274,500

 1,120,000

 BB+ / B3

 Concho Resources, Inc., Midland TX, 6.5%, 1/15/22

 1,204,000

 3,715,000

 B- / Caa1

 Energy Partners, Ltd., 8.25%, 2/15/18

 3,640,700

 5,215,000

 B- / Caa1

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,527,900

 12,850,000

 B+ / NR

 MIE Holdings Corp., 9.75%, 5/12/16

 11,822,000

 8,580,489

 NA / NA

 Norse Energy ASA, 13.5%, 7/14/13 (144A)

 4,633,464

 45,000,000

 B- / NR

 Norwegian Energy Co AS 12.9%, 11/20/14

 7,375,816

 12,000,000

 NR / NR

 Norwegian Energy Corp., 10.25%, 4/27/16

 1,976,093

 2,840,000

 B / Caa1

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,868,400

 3,065,000

 CCC+ / Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20

 3,133,963

 3,775,000

 BBB+ / Baa3

 Petrohawk Energy Corp., 7.25%, 8/15/18

 4,303,500

 6,460,000

 B / Caa1

 Petroquest Energy Co., 10.0%, 9/1/17

 6,548,825

 3,975,000

 B- / B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 3,796,125

 3,370,000

 B / B2

 Quicksilver Resources, Inc., 9.125%, 8/15/19

 3,285,750

 8,605,000

 B- / B3

 SandRidge Energy, Inc., 8.0%, 6/1/18

 8,906,175

 3,080,000

 BB / B1

 SM Energy Co., 6.5%, 11/15/21

 3,226,300

 2,919,000

 B / Caa1

 Stone Energy Corp., 8.625%, 2/1/17

 2,999,273

 2,275,000

 B / Caa1

 Venoco, Inc., 8.875%, 2/15/19

 1,956,500

 $

 101,305,534

 Oil & Gas Refining & Marketing - 0.0%

 765,000

 BB+ / Ba1

 Tesoro Corp., 9.75%, 6/1/19

 $

 866,363

 Oil & Gas Storage & Transportation - 0.2%

 5,030,000

 BB+ / Baa3

 Enterprise Products Operating, 7.0%, 6/1/67

 $

 4,954,550

 950,000

 7.20

 BB / Ba1

 Southern Union Co., 7.2%, 11/1/66

 904,875

 $

 5,859,425

 Total Energy

 $

 255,733,598

 Materials - 10.3%

 Aluminum - 0.1%

 2,653,306

 6.83

 B / B2

 Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15

 $

 2,527,274

 Commodity Chemicals - 1.3%

 11,343,000

 NR / WD

 Basell Finance Co., 8.1%, 3/15/27 (144A)

 $

 12,704,160

 9,350,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 9,326,625

 11,320,000

 BB / B1

 Rain CII Carbon LLC and CII Carbon Corp., 8.0%, 12/1/18

 11,744,500

 $

 33,775,285

 Construction Materials - 1.0%

 12,050,000

 CC / Caa3

 Agency Holding Corp., 11.0%, 11/15/14

 $

 4,940,500

 2,080,000

 CCC+ / NR

 C10 - EUR Capital SPV Ltd., BVI, 6.277%, 5/29/49

 1,306,257

 3,434,000

 6.64

 CCC+ / NR

 C8 Capital SPV, Ltd., Floating Rate Note, 12/31/49

 1,957,380

 9,406,000

 B- / NR

 Cemex Finance LLC, 9.5%, 12/14/16 (144A)

 8,535,945

 3,750,000

 B- / NR

 Cemex SAB de CV, 9.0%, 1/11/18

 3,262,500

 4,595,000

 B- / Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 4,279,094

 $

 24,281,676

 Diversified Chemical - 1.1%

 10,285,000

 CCC / Caa1

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 $

 11,579,222

 800,000

 CCC / Caa1

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

 720,000

 9,025,000

 NR / Caa1

 Momentive Performance, 9.5%, 1/15/21

 9,830,049

 4,390,000

 B+ / B2

 Styrolution, 7.625%, 5/15/16

 4,709,801

 $

 26,839,072

 Diversified Metals & Mining - 1.6%

 10,460,000

 NR / Ba3

 Metalloinvest Finance, Ltd., 6.5%, 7/21/16

 $

 9,976,225

 8,725,000

 B- / B3

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18

 6,140,219

 11,725,000

 B- / B2

 Mirabela Nickel, Ltd., 8.75%, 4/15/18

 10,200,750

 12,910,000

 BB / Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21

 10,457,100

 2,000,000

 BB / Ba3

 Vedenta Resources Plc, 9.5%, 7/18/18 (144A)

 1,780,000

 1,585,000

 BBB- / Baa3

 Volcan Cia Minera SA, 5.375%, 2/2/22

 1,592,925

 $

 40,147,219

 Metal & Glass Containers - 1.4%

 4,105,000

 B- / B2

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 4,310,250

 9,059,942

 B- / Caa1

 ARD Finance SA, 11.125%, 6/1/18

 7,972,749

 2,100,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20

 2,678,848

 5,000,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20

 5,100,000

 6,305,000

 CCC+ / B3

 BWAY Holding Co., 10.0%, 6/15/18

 6,872,450

 7,904,423

 CCC+ / Caa1

 BWAY Parent Co, Inc., 10.125%, 11/01/15

 7,904,423

 $

 34,838,720

 Paper Packaging - 1.3%

 2,200,771

 7.00

 NR / NR

 Bio Pappel SAB de CV, 6.0%, 8/27/16

 $

 1,661,582

 15,426,044

 NR / NR

 Bio Pappel SAB de CV, 6.0%, 8/27/16 (STEP)

 11,646,663

 EURO

 6,800,000

 B / B2

 Nordenia Holdings GM, 9.75%, 7/15/17

 9,277,390

 9,430,000

 B / B3

 Packaging Dynamics Corp., 8.75%, 2/1/16

 9,866,138

 $

 32,451,773

 Paper Products - 0.5%

 14,215,000

 B+ / Ba3

 Grupo Papelero Scribe SA, 8.875%, 4/7/20 (144A)

 $

 12,224,900

 Specialty Chemicals - 0.1%

 2,259,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 $

 2,236,410

 Steel - 2.0%

 12,950,000

 CCC+ / Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 11,137,000

 5,300,000

 NR / Ba1

 China Oriental Group, 8.0%, 8/18/15

 4,770,000

 3,000,000

 B+ / B3

 Ferrexpo Finance Plc, 7.875%, 4/7/16

 2,700,000

 6,000,000

 BB+ / Ba2

 Fosun International, Ltd., 7.5%, 5/12/16

 5,400,000

 4,340,000

 B / B3

 JMC Steel Group, 8.25%, 3/15/18

 4,448,500

 7,620,000

 NR / B2

 Metinvest BV, 10.25%, 5/20/15

 7,391,400

 11,550,000

 NR / B2

 Metinvest BV, 8.75%, 2/14/18

 10,048,500

 3,022,531

 CCC+ / Caa2

 New Reclamation Group, 8.125%, 2/1/13 (144A)

 3,124,079

 2,505,000

 CCC / Caa2

 Zlomrex International Finance, 8.5%, 2/1/14 (144A)

 2,441,677

 $

 51,461,156

 Total Materials

 $

 260,783,485

 Capital Goods - 5.5%

 Aerospace & Defense - 0.7%

 19,238,000

 B- / B2

 DynCorp., International, Inc., 10.375%, 7/1/17

 $

 16,977,535

 Building Products - 1.5%

 3,905,000

 BB+ / Ba3

 Building Materials Corp., of America, 6.75%, 5/1/21

 $

 4,197,875

 16,000,000

 NR / Ba2

 China Liansu Group Holdings, Ltd., 7.875%, 5/13/16

 14,440,000

 3,739,472

 NR / NR

 Industrias Unidas SA de CV, 11.5%, 11/15/16

 2,847,234

 9,175,000

 B- / Caa2

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18

 7,844,625

 7,800,000

 BBB / Baa3

 Votorantim Cimentos SA, 7.25%, 4/5/41

 7,878,000

 $

 37,207,734

 Construction & Engineering - 0.6%

 6,900,000

 B+ / Ba3

 Abengoa Finance SAU, 8.875%, 11/1/17

 $

 6,727,500

 2,980,000

 BB- / Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,024,700

 7,900,000

 B+ / B1

 Empresas ICA SAB de CV, 8.9%, 2/4/21

 7,682,750

 $

 17,434,950

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 6,780,000

 B / B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 6,780,000

 6,225,000

 BB / Ba3

 Lonking Holdings, Ltd., 8.5%, 6/3/16

 5,664,750

 2,740,000

 B+ / B1

 Titan International, Inc., 7.875%, 10/1/17

 2,894,125

 $

 15,338,875

 Electrical Component & Equipment - 0.5%

 10,825,000

 B / B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 11,041,500

 1,171,000

 B / B1

 Wesco Distribution Inc., 7.50%, 10/15/17

 1,194,420

 1,540,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 1,551,550

 $

 13,787,470

 Industrial Conglomerates - 0.2%

 2,000,000

 BB- / Ba3

 Mark IV Europe SAC, 8.875%, 12/15/17

 $

 2,642,869

 1,200,000

 CCC+ / B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 1,212,000

 $

 3,854,869

 Industrial Machinery - 1.2%

 5,000,000

 B+ / B1

 Hyva Global BV, 8.625%, 3/24/16

 $

 4,137,500

 5,322,000

 NR / WR

 Indalex Holding, 11.5%, 2/1/14

 19,958

 5,080,000

 B / Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16

 4,749,800

 7,237,000

 CCC+ / Caa2

 Mueller Water Products, 7.375%, 6/1/17

 6,911,335

 14,600,000

 B+ / Aaa

 WPE International, 10.375%, 9/30/20

 13,724,000

 $

 29,542,593

 Trading Companies & Distributors - 0.6%

 9,840,000

 0.00

 B- / B3

 Intcomex, Inc., 13.25%, 12/15/14

 $

 9,298,800

 4,890,000

 CCC+ / Caa1

 Ryerson, Inc., 12.0%, 11/1/15

 4,938,900

 $

 14,237,700

 Total Capital Goods

 $

 148,381,726

 Commercial Services & Supplies - 0.9%

 Diversified Support Services - 0.9%

 6,800,000

 B / B3

 ADS Tactical, Inc., 11.0%, 4/1/18

 $

 7,004,000

 13,050

 NR / Caa2

 Msx International, 12.5%, 4/1/12 (144A)

 11,059,875

 6,125,000

 B / B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18

 5,803,438

 $

 23,867,313

 Environmental & Facilities Services - 0.0%

 6,510,000

 NR / WD

 Aleris International, Inc., 10.0%, 12/15/16

 $

 65

 Total Commercial Services & Supplies

 $

 23,867,378

 Transportation - 2.1%

 Air Freight & Couriers - 0.5%

 12,061,000

 B- / Caa1

 Ceva Group Plc, 11.5%, 4/1/18 (144A)

 $

 12,091,153

 2,445,000

 B- / B3

 Ceva Group Plc, 11.625%, 10/1/16

 2,579,475

 $

 14,670,628

 Airlines - 0.7%

 1,789,868

 0.00

 BB / Ba2

 Continental Airlines, 6.748%, 3/15/17

 $

 1,700,374

 7,363,000

 B+ / Ba3

 Gol Finance, 9.25%, 7/20/20 (144A)

 6,994,850

 8,250,000

 B / NR

 TAM Capital 3, Inc., 8.375%, 6/3/21

 8,538,750

 $

 17,233,974

 Airport Services - 0.3%

 4,582,000

 B / B2

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20

 $

 4,856,920

 3,250,000

 B / B2

 Aguila 3 SA, 7.875%, 1/31/18

 3,302,813

 $

 8,159,733

 Buslines - 0.3%

 7,930,000

 NR / Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18

 $

 7,176,650

 Marine - 0.2%

 5,171,454

 NR / NR

 Horizon Lines, Inc., 6.0%, 4/15/17

 $

 3,943,234

 Railroads - 0.1%

 2,211,562

 CCC / Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $

 1,752,660

 Total Transportation

 $

 52,936,879

 Automobiles & Components - 2.7%

 Auto Parts & Equipment - 1.6%

 4,800,000

 B+ / B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16

 $

 4,836,000

 16,550,000

 12.00

 CCC- / Caa3

 Stanadyne Corp., Floating Rate Note, 2/15/15

 15,515,625

 4,365,000

 CCC / Caa1

 Stanadyne Corp., 10.0%, 8/15/14

 3,928,500

 11,854,000

 B+ / B1

 Tower Automotive Holdings USA, 10.625%, 9/1/17

 12,565,240

 4,260,000

 CCC+ / B3

 Uncle Acquisition 2010 Corp., 8.625%, 2/15/19

 4,307,925

 $

 41,153,290

 Automobile Manufacturers - 0.9%

 4,000,000

 NR / Ba1

 Automotores Gildemeister SA, 8.25%, 5/24/21

 $

 4,100,000

 11,605,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

 11,140,800

 7,865,000

 B / B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

 7,511,075

 $

 22,751,875

 Total Automobiles & Components

 $

 63,905,165

 Consumer Durables & Apparel - 2.5%

 Homebuilding - 1.0%

 8,750,000

 CCC / Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 6,978,125

 1,600,000

 CCC / Caa3

 Beazer Homes USA, Inc., 9.125%, 5/15/19

 1,264,000

 10,272,000

 NR / Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 10,246,320

 7,500,000

 NR / Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22

 7,518,750

 $

 26,007,195

 Housewares & Specialties - 1.2%

 2,400,000

 B- / Caa1

 Reynolds Group Holdings, Ltd., 8.25%, 2/15/21

 $

 2,274,000

 3,235,000

 B- / Caa1

 Reynolds Group Issue, Inc., 9.0%, 4/15/19

 3,218,825

 7,490,000

 B- / Caa1

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (144A)

 7,471,275

 11,165,000

 CCC+ / B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

 11,192,913

 5,775,000

 CCC+ / Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

 5,500,688

 $

 29,657,701

 Leisure Products - 0.3%

 4,700,000

 CCC / Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18

 $

 4,181,489

 5,000,000

 B / B2

 Icon Health & Fitness, 11.875%, 10/15/16

 3,937,500

 $

 8,118,989

 Total Consumer Durables & Apparel

 $

 63,783,885

 Consumer Services - 1.4%

 Casinos & Gaming - 0.6%

 9,750,000

 NR / WR

 Buffalo Thunder Revenue Authority, 9.375%, 12/15/14

 $

 3,363,750

 2,052,000

 B- / NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20

 1,744,200

 1,000,000

 8.25

 BB / Ba2

 Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A)

 1,121,387

 5,965,000

 NR / WR

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 253,513

 EURO

 6,335,000

 B- / B3

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

 6,920,816

 1,725,000

 CCC / Caa2

 Shingle Springs Tribal, 9.375%, 6/15/15 (144A)

 1,138,500

 $

 14,542,166

 Education Services - 0.1%

 4,225,000

 B / B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 4,161,625

 Hotels, Resorts & Cruise Lines - 0.1%

 4,977,000

 CCC+ / B3

 Grupo Posadas SAB de CV, 9.25%, 1/15/15

 $

 3,682,980

 Restaurants - 0.5%

 4,250,000

 NR / Ba2

 Arcos Dorados Holding, 10.25%, 7/13/16

 $

 2,529,762

 15,915,000

 0.00

 CCC+ / Caa1

 Burger King Capital, 0.0%, 4/15/19

 10,941,563

 $

 13,471,325

 Total Consumer Services

 $

 35,858,096

 Media - 2.7%

 Advertising - 0.7%

 3,800,000

 NR / B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $

 3,914,000

 5,549,000

 B+ / B2

 MDC Partners, Inc., 11.0%, 11/1/16

 5,985,984

 10,450,000

 B- / Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

 7,628,500

 $

 17,528,484

 Broadcasting - 1.6%

 14,065,000

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)

 $

 14,135,325

 2,968,235

 CCC+ / Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 2,983,076

 10,500,000

 B / B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18

 12,673,013

 4,300,000

 B / NR

 Nara Cable Funding, Ltd., 8.875%, 12/1/18

 4,085,000

 1,925,000

 CCC+ / Caa1

 Ono Finance II Plc, 11.125%, 7/15/19

 2,254,125

 4,245,000

 B- / Caa1

 Telesat Canada / Telesat LLC, 12.5%, 11/1/17

 4,775,625

 $

 40,906,164

 Movies & Entertainment - 0.1%

 2,125,000

 B- / B3

 Regal Entertainment Group, 9.125%, 8/15/18

 $

 2,326,875

 Publishing - 0.3%

 6,135,000

 B- / Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 $

 6,809,850

 1,675,000

 B / B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18

 1,474,000

 $

 8,283,850

 Total Media

 $

 69,045,373

 Retailing - 1.5%

 Department Stores - 0.5%

 10,855,000

 B / NR

 Grupo Famsa SAB de CC, 11.0%, 7/20/15

 $

 10,963,550

 Distributors - 0.7%

 19,900,000

 B / B2

 Minerva Overseas II, 10.875%, 11/15/19 (144A)

 $

 18,457,250

 Internet Retail - 0.3%

 7,415,000

 B / B3

 Ticketmaster, 10.75%, 8/1/16

 $

 7,961,856

 Total Retailing

 $

 37,382,656

 Food, Beverage & Tobacco - 4.4%

 Agricultural Products - 0.2%

 4,959,000

 B+ / B3

 Southern States Cooperative, 11.25%, 5/15/15

 $

 5,262,739

 Distillers & Vintners - 0.3%

 320,792

 NA / NA

 Belvedere SA, 0.0%, 4/11/14

 $

 96,533

 EURO

 4,171,607

 NA / NA

 Belvedere SA, 7.692%, 11/10/19

 1,255,323

 7,512,000

 B- / B2

 CEDC Finance Corp., International, Inc., 9.125%, 12/1/16 (144A)

 5,295,960

 $

 6,647,816

 Packaged Foods & Meats - 3.2%

 6,000,000

 NR / B1

 Bertin, Ltd., 10.25%, 10/5/16 (144A)

 $

 6,120,000

 12,305,000

 NR / B2

 Corporacion Pesquera Inc., SAC, 9.0%, 2/10/17 (144A)

 12,766,438

 6,080,000

 CCC+ / B3

 Del Monte Corp., 7.625%, 2/15/19

 5,981,200

 7,158,000

 NA / B1

 Fabrica de Productos, 9.25%, 2/23/17 (144A)

 7,032,735

 9,500,000

 B / B3

 FAGE Dairy Industry, 9.875%, 2/1/20 (144A)

 8,953,750

 2,969,595

 NR / NR

 Independencia International, 12.0%, 12/30/16 (144A)

 2,970

 9,590,000

 BB / B1

 JBS Finance II, Ltd., 8.25%, 1/29/18

 9,350,250

 20,248,000

 B+ / B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 17,261,420

 3,783,000

 B+ / B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

 3,707,340

 10,905,000

 B- / Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 10,387,013

 $

 81,563,116

 Tobacco - 0.6%

 17,855,000

 B / B2

 Alliance One International Inc., 10.0%, 7/15/16

 $

 17,363,988

 Total Food Beverage & Tobacco

 $

 110,837,659

 Health Care Equipment & Services - 3.0%

 Health Care Equipment - 0.3%

 8,850,000

 CCC+ / Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 7,323,375

 Health Care Facilities - 0.8%

 2,100,000

 B- / B3

 HCA, Inc., 7.5%, 2/15/22

 $

 2,247,000

 1,550,000

 B- / B3

 Kindred Healthcare, Inc., 8.25%, 11/15/18

 1,422,125

 11,295,000

 BB- / B1

 Tenet Healthcare Corp., 6.25%, 11/1/18

 11,831,513

 4,200,000

 B- / B3

 Vanguard Health Holding Co., II LLC, 7.75%, 2/1/19

 4,284,000

 172,000

 CCC+ / Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 112,230

 $

 19,896,868

 Health Care Services - 1.1%

 6,964,000

 B- / Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $

 7,172,920

 1,945,000

 CCC+ / B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 1,847,750

 4,253,000

 CCC / Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 3,641,631

 5,975,000

 CCC+ / Caa1

 Surgical Care Affiliates, 10.0%, 7/15/17 (144A)

 5,758,406

 10,447,362

 CCC+ / B3

 Surgical Care Affiliates, 8.875%, 7/15/15 (144A) (PIK)

 10,460,421

 $

 28,881,128

 Health Care Supplies - 0.6%

 5,750,000

 B / Caa1

 ConvaTec Healthcare SA, 10.5%, 12/15/18

 $

 5,613,438

 3,200,000

 B- / Caa1

 Immucor, Inc., 11.125%, 8/15/19

 3,472,000

 5,550,000

 B / B2

 Inverness Medical Innovations, 7.875%, 2/1/16

 5,772,000

 $

 14,857,438

 Health Care Technology - 0.2%

 5,150,000

 B- / B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 5,253,000

 Total Health Care Equipment & Services

 $

 76,211,809

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.3%

 10,302,000

 B+ / Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 8,267,355

 Life Sciences Tools & Services - 0.0%

 932,651

 B / Caa1

 Catalent Pharma Solution, 9.5%, 4/15/17 (144A)

 $

 962,962

 Total Pharmaceuticals & Biotechnology

 $

 9,230,317

 Banks - 2.5%

 Diversified Banks - 1.7%

 6,430,000

 NR / NR

 Asian Development Bank, 14.0%, 8/7/12

 $

 3,700,022

 6,875,000

 BB+ / NR

 Banco de Credito del Sur, 9.75%, 11/6/69

 7,854,688

 6,600,000

 B / B2

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18

 6,309,600

 1,750,000

 NR / Ba1

 Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22

 1,798,125

 2,140,000

 NR / Ba1

 Banco Industrial, 8.5%, 4/27/20

 2,140,000

 2,870,000

 NR / B2

 Banco Macro SA, 9.75%, 12/18/36

 2,296,000

 6,230,000

 6.94

 NR / Ba2

 Banco Macro SA, Floating Rate Note, 6/7/12

 3,987,200

 3,880,000

 NR / B2

 Centercredit International, 8.625%, 1/30/14 (144A)

 3,855,750

 6,950,000

 AAA / NR

 International Finance Corp., 9.25%, 3/15/13

 4,040,244

 2,750,000

 9.20

 CCC- / Caa1

 Kazkommerts Finance 2 BV, Floating Rate Note, 11/29/49

 1,375,000

 1,400,000

 B+ / B2

 Kazkommerts International BV, 8.0%, 11/3/15

 1,232,000

 2,600,000

 NR / Aaa

 Rabobank Nederland NV, 6.875%, 3/19/20

 3,190,874

 80,000

 BBB- / Ba1

 Societe Generale SA, 8.75%, 10/29/49

 66,000

 $

 41,845,503

 Regional Banks - 0.8%

 3,165,000

 8.50

 NR / Ba3

 Banco Inter Peru, Floating Rate Note, 4/23/70 (144A)

 $

 3,188,738

 2,700,000

 BB+ / Baa3

 Capital One Capital V, 10.25%, 8/15/39

 2,824,875

 13,430,000

 BBB / Baa3

 PNC Financial Services, 6.75%, 7/29/49

 13,895,618

 $

 19,909,231

 Total Banks

 $

 61,754,734

 Diversified Financials - 4.3%

 Asset Management & Custody Banks - 0.3%

 8,150,000

 NR / B1

 Intercorp Retail Trust, 8.875%, 11/14/18

 $

 8,618,625

 800,000

 A / Aa3

 JPMorgan Chase & Co., 0.0%, 10/4/17

 252,269

 $

 8,870,894

 Consumer Finance - 0.8%

 9,000,000

 A / A2

 Caterpillar Financial Services, 1.35%, 7/12/13

 $

 1,397,743

 7,400,000

 BB+ / Ba1

 Ford Motor Credit Co., LLC, 5.875%, 8/2/21

 8,091,515

 10,395,000

 NR / NR

 Tarjeta Naranja SA, 9.0%, 2/1/17

 10,221,404

 $

 19,710,662

 Investment Banking & Brokerage - 1.5%

 7,675,000

 BBB / Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19

 $

 7,704,710

 20,515,000

 5.79

 BB+ / Baa2

 Goldman Sachs Capital, Floating Rate Note, 6/1/43

 14,001,488

 13,600,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 12,988,000

 4,000,000

 NR / NR

 UBS AG/Jersey, 5.40162%, 1/15/14

 3,964,000

 $

 38,658,198

 Multi-Sector Holding - 0.3%

 5,075,000

 B / B2

 Constellation Enterprises LLC, 10.625%, 2/1/16

 $

 4,846,625

 4,020,000

 AA / Aa3

 IPIC GMTN, Ltd., 5.5%, 3/1/22

 4,070,250

 $

 8,916,875

 Specialized Finance - 0.9%

 2,250,000

 BB+ / NR

 Kibou, Ltd., 0.0%, 2/16/15

 $

 2,250,000

 9,315,000

 B+ / B2

 National Money Mart Co., 10.375%, 12/15/16

 10,199,925

 9,825,000

 7.68

 CCC- / Caa2

 NCO Group Inc., Floating Rate Note, 11/15/13

 9,407,438

 $

 21,857,363

 Total Diversified Financials

 $

 98,013,992

 Insurance - 5.1%

 Insurance Brokers - 1.7%

 11,140,000

 CCC / Caa2

 Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)

 $

 11,627,375

 11,241,000

 CCC+ / Caa2

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 11,367,461

 4,300,000

 CCC+ / Caa1

 Hub Intl Holdings, 9.0%, 12/15/14 (144A)

 4,380,625

 4,840,000

 B- / Caa1

 Towergate Finance Plc, 10.5%, 2/15/19

 6,290,180

 4,841,000

 CCC / Caa2

 Usi Holdings Corp., 9.75%, 5/15/15 (144A)

 4,744,180

 4,532,000

 6.68

 CCC / Caa1

 Usi Holdings Corp., Floating Rate Note, 11/15/14

 4,169,440

 $

 42,579,261

 Multi-Line Insurance - 0.4%

 3,570,000

 BB / Baa3

 Liberty Mutual Group, 7.0%, 3/15/37 (144A)

 $

 3,123,750

 5,170,000

 10.75

 BB / Baa3

 Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A)

 6,591,750

 918,450

 BB / NR

 Sul America Participacoes SA, 8.625%, 2/15/12

 918,450

 $

 10,633,950

 Property & Casualty Insurance - 0.3%

 8,535,000

 BB+ / Ba2

 White Mountains Re Group, Ltd., 7.506%, 5/29/49

 $

 7,955,986

 Reinsurance - 2.6%

 1,300,000

 B- / NR

 ATLAS VI Capital, Ltd., 11.5694%, 4/7/14

 $

 1,720,756

 1,875,000

 7.19

 BB+ / NR

 Blue Fin, Ltd., Floating Rate Note, 4/10/12

 1,873,500

 250,000

 7.19

 BB- / NR

 Blue Fin, Ltd., Floating Rate Note, 4/16/12 (Cat Bond) (144A)

 254,250

 2,000,000

 6.66

 BB+ / NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13

 2,012,600

 250,000

 B+ / NR

 Calabash Re, Ltd., 15.44575%, 6/15/12

 261,075

 1,500,000

 0.00

 BB- / NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15

 1,488,300

 1,000,000

 0.00

 B+ / NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15

 988,600

 12,410,000

 AAA / Aaa

 European Investment Bank, 0.0%, 3/2/15

 5,425,091

 2,500,000

 5.91

 BB / A2

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond)

 2,488,000

 2,700,000

 5.02

 BB+ / NR

 Foundation Re, III Ltd., Floating Rate Note, 2/25/15

 2,671,380

 2,600,000

 12.03

 NR / B3

 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)

 2,534,740

 375,000

 8.78

 NR / B1

 Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (144A)

 375,000

 1,250,000

 0.00

 BB- / NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15

 1,248,625

 1,500,000

 0.00

 B- / NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15

 1,498,950

 1,135,000

 BB / NR

 Ibis Re, Ltd., 11.2775%, 5/10/12

 1,157,700

 250,000

 6.20

 B / NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)

 250,325

 1,500,000

 6.20

 BB- / NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (144A)

 1,489,950

 5,000,000

 7.41

 BB / NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14

 4,939,000

 4,000,000

 8.37

 BB- / NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (144A)

 3,994,000

 1,700,000

 13.56

 CCC+ / NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12

 1,652,230

 250,000

 12.00

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 253,000

 750,000

 12.00

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 766,050

 250,000

 10.40

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 252,800

 250,000

 12.00

 BB- / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 253,300

 1,800,000

 12.25

 BB / NR

 Mystic Re, Floating Rate Note, 3/20/12

 1,817,460

 4,000,000

 7.60

 BB- / NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14

 3,959,600

 2,000,000

 0.08

 BB- / NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15

 1,933,200

 1,750,000

 0.00

 BB- / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13

 1,739,325

 1,500,000

 6.76

 BB / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 1,508,100

 250,000

 13.16

 B- / NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (144A)

 256,400

 3,450,000

 0.00

 B- / NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15

 3,394,455

 875,000

 NR / NR

 Successor X, Ltd., 0.0%, 1/27/15

 875,175

 375,000

 B- / NR

 Successor X, Ltd., 11.251351%, 11/10/15

 367,425

 250,000

 CC / NR

 Successor X, Ltd., 11.87982%, 4/4/13 (Cat Bond)

 249,100

 2,100,000

 B- / NR

 Successor X, Ltd., 9.87982%, 4/4/13 (Cat Bond)

 2,104,200

 1,125,000

 14.64

 B- / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 1,126,913

 2,600,000

 16.14

 NR / NR

 Successor X, Ltd., Floating Rate Note, 12/13/13

 2,591,160

 4,000,000

 13.00

 NR / NR

 Successor X, Ltd., Floating Rate Note, 2/25/14

 4,005,200

 $

 65,776,935

 Total Insurance

 $

 126,946,132

 Real Estate - 1.2%

 Diversified Real Estate Activities - 0.5%

 8,000,000

 BB- / NR

 BR Malls International Finance, Ltd., 8.5%, 12/31/99

 $

 8,200,000

 5,590,000

 BB- / NR

 BR Malls Intl Finance, 9.75%, 12/31/49 (Perpetual) (144A)

 5,774,470

 $

 13,974,470

 Real Estate Operating Companies - 0.6%

 6,750,000

 B / B

 Alto Palermo SA, 7.875%, 5/11/17 (144A)

 $

 6,417,900

 2,284,651

 7.08

 B / NR

 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)

 479,777

 8,405,000

 B / NA

 IRSA Inversiones y Representacion, 8.5%, 2/2/17 (144A) (b)

 8,304,140

 $

 15,201,817

 Specialized Real Estate Investment Trust - 0.1%

 1,650,000

 BB- / B2

 Sabra Health Care LP / Sabra Capital Corp., 8.125%, 11/1/18

 $

 1,736,625

 Total Real Estate

 $

 30,912,912

 Software & Services - 1.1%

 Application Software - 0.3%

 8,684,000

 B / B3

 Allen Systems Group, Inc., 10.5%, 11/15/16

 $

 7,511,660

 Data Processing & Outsourced Services - 0.2%

 3,597,000

 B- / Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 3,480,098

 3,597,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 3,327,225

 $

 6,807,323

 Systems Software - 0.5%

 12,933,484

 NR / NR

 Pegasus Solutions Inc., 13.0%, 4/15/14 (PIK)

 $

 12,254,476

 Total Software & Services

 $

 26,573,459

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.2%

 6,715,000

 B / B3

 CommScope, Inc., 8.25%, 1/15/19

 $

 6,983,600

 Computer Storage & Peripherals - 0.2%

 3,985,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 $

 4,413,388

 Total Technology Hardware & Equipment

 $

 11,396,988

 Semiconductors - 0.1%

 Semiconductors - 0.1%

 14,000,000

 NR / NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

 $

 1,336,790

 Total Semiconductors

 $

 1,336,790

 Telecommunication Services - 5.2%

 Alternative Carriers - 0.5%

 9,765,000

 BB- / WD

 Paetec Holding, 8.875%, 6/30/17 (144A)

 $

 10,656,056

 2,250,000

 B+ / WD

 Paetec Holding Corp., 9.5%, 7/15/15

 2,362,500

 $

 13,018,556

 Integrated Telecommunication Services - 3.8%

 12,700,000

 CCC+ / NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 8,255,000

 9,690,000

 CCC / Caa1

 Broadview Networks Holdings, 11.375%, 9/1/12

 8,139,600

 20,977,000

 B / B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 21,580,089

 7,160,000

 B / B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 7,339,000

 8,478,000

 CCC+ / B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 8,160,075

 2,940,000

 BB / Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 2,910,600

 15,345,000

 BB / Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 15,191,550

 6,285,000

 B+ / Ba3

 Windstream Corp., 7.5%, 6/1/22

 6,599,250

 2,300,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/1/21

 2,484,000

 6,765,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/15/20

 7,306,200

 7,345,000

 B+ / Ba3

 Windstream Corp., 8.125%, 9/1/18

 8,006,050

 $

 95,971,414

 Wireless Telecommunication Services - 0.9%

 420,000

 CCC+ / B3

 Cricket Communications, Inc., 7.75%, 10/15/20

 $

 400,050

 3,000,000

 CCC+ / Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18

 3,157,500

 2,950,000

 NR / B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 3,097,500

 650,000

 BB / Ba2

 MTS International Funding, 8.625%, 6/22/20

 734,500

 3,925,000

 B+ / B2

 NII Capital Corp., 7.625%, 4/1/21

 4,023,125

 3,275,000

 BB / Ba3

 Vip Fin, 9.125%, 4/30/18 (144A)

 3,487,875

 7,800,000

 BB / Ba3

 VIP Finance Ireland, Ltd., 7.748%, 2/2/21

 7,527,000

 $

 22,427,550

 Total Telecommunication Services

 $

 131,417,520

 Utilities - 3.7%

 Electric Utilities - 1.7%

 12,081,000

 B- / NR

 Cia de Transporte de Energia, 9.75%, 8/15/21

 $

 10,148,040

 2,640,000

 NR / Ba1

 Dubai Electricity & Water Authority, 7.375%, 10/21/20

 2,736,360

 6,156,000

 B- / B2

 Empresa Distribuidora Y Comercial, 9.75%, 10/25/22

 5,109,480

 17,750,000

 NR / Ba2

 Energisa SA, 9.5%, 1/29/49

 18,181,325

 907,696

 0.00

 B / Ba2

 FPL Energy National Wind, 6.125%, 3/25/19 (144A)

 894,280

 838,100

 0.00

 B / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 670,480

 4,000,000

 CC / Caa3

 Texas Competitive Electric Holldings, 15.0%, 4/1/21

 1,840,000

 2,695,000

 CCC / B2

 Texas Competitive Electric Holdings Co LLC / TCEH Finance, 11.5%, 10/1/20

 2,034,725

 $

 41,614,690

 Gas Utilities - 0.4%

 2,437,000

 B- / B2

 Star Gas Partners LP /Star Gas Finance Co., 8.875%, 12/1/17

 $

 2,424,812

 7,966,000

 B / B2

 Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A)

 7,567,700

 $

 9,992,512

 Independent Power Producer & Energy Traders - 1.4%

 14,000,000

 NR / B1

 Inkia Energy, Ltd., 8.375%, 4/4/21

 $

 14,000,000

 940,000

 NR / Baa3

 Instituton Costarricense de Electricidad, 6.95%, 11/10/21

 982,300

 378,098

 0.00

 NR / Ba1

 Juniper Generation, 6.79%, 12/31/14 (144A)

 311,057

 5,025,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 1/15/18

 4,924,500

 2,200,000

 BB- / B1

 NRG Energy, Inc., 8.5%, 6/15/19

 2,211,000

 2,840,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 5/15/19

 2,712,200

 8,750,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 9/1/20

 8,618,750

 1,857,000

 BB / Ba2

 NSG Holdings Inc., 7.75%, 12/15/25

 1,857,000

 $

 35,616,807

 Multi-Utilities - 0.2%

 7,092,321

 NR / NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 6,631,311

 Total Utilities

 $

 93,855,320

 Government - 0.0%

 Muni Environment - 0.0%

 4,400,000

 7.30

 NR / NR

 Ohio Air Quality Development, Floating Rate Note, 6/8/22 (e)(f)

 $

 460,680

 Total Government

 $

 460,680

 TOTAL CORPORATE BONDS

 (Cost  $1,906,177,905)

 $

 1,790,626,553

 U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%

 23,000,000

 1.47

 NR / Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 $

 1,781,902

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATION

 (Cost  $1,811,203)

 $

 1,781,902

 FOREIGN GOVERNMENT BONDS - 2.5%

 BRL

 8,200,000

 BBB / Baa2

 Brazilian Government, 10.25%, 1/10/28

 $

 5,268,143

 13,000,000

 B / B2

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 14,170,000

 2,275,000

 B+ / B1

 Dominican Republic, I 7.5%, 5/6/21

 2,323,913

 IDR

 53,000,000,000

 NR / NR

 Indonesia Treasury Bond, 7.0%, 5/15/22

 6,633,708

 IDR

 66,098,000,000

 NR / NR

 Indonesia Treasury Bond, 8.25%, 6/15/32

 8,840,244

 EURO

 2,950,000

 BBB+ / Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 3,242,093

 EURO

 3,150,000

 BBB+ / Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 3,544,734

 EURO

 2,100,000

 BBB+ / Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 2,526,195

 7,425,000

 B / B3

 Provincia de Buenos Aires/ Argentina, 10.875%, 1/26/21

 6,088,500

 2,125,000

 B / B3

 Provincia de Buenos Aires/ Argentina, 11.75%, 10/5/15

 2,061,888

 2,600,000

 B / NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21

 2,665,000

 COP

 6,986,000,000

 BBB- / Baa3

 Republic of Columbia, 12.0%, 10/22/15

 4,874,223

 $

 62,238,641

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $59,221,054)

 $

 62,238,641

 MUNICIPAL BONDS - 1.3%

 Government - 1.3%

 Municipal  Airport - 0.3%

 8,140,000

 B / B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 $

 8,104,917

 Municipal  Development - 0.0%

 15,000

 B / B3

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 $

 15,001

 Municipal  General - 0.5%

 3,545,000

 BB- / B1

 County of Cook Illinois, 6.5%, 10/15/40

 $

 3,763,337

 1,885,000

 BB- / B1

 Illinois Finance Authority, 6.5%, 10/15/40

 2,000,174

 8,875,000

 6.75

 NR / NR

 Non-Profit Pfd Fdg Trust I, Floating Rate Note, 9/15/37

 6,157,919

 $

 11,921,430

 Municipal  Pollution - 0.5%

 4,610,000

 B- / CAA2

 Ohio State Pollution Control Revenue, 5.6%, 8/1/32

 $

 3,424,631

 3,980,000

 B- / Caa2

 Ohio State Pollution Control Revenue, 5.65%, 3/1/33

 2,967,806

 6,960,000

 B- / Caa2

 Pennsylvania Economic Development Financing Authority, 6.0%, 6/1/31

 5,483,784

 $

 11,876,221

 Total Government

 $

 31,917,569

 TOTAL MUNICIPAL BONDS

 (Cost  $33,474,273)

 $

 31,917,569

 SENIOR FLOATING RATE LOAN INTERESTS - 7.8% **

 Energy - 0.7%

 Coal & Consumable Fuels - 0.2%

 6,000,000

 11.30

 NR / NR

 PT Bumi Resources Tbk, Term Loan, 8/7/13

 $

 6,000,000

 Oil & Gas Equipment And Services - 0.5%

 11,948,803

 6.25

 B+ / B2

 Frac Tech Services, Inc., Term Loan, 5/6/16

 $

 11,938,133

 Total Energy

 $

 17,938,133

 Materials - 0.6%

 Commodity Chemicals - 0.1%

 1,727,550

 6.00

 B / B2

 CPG International I, Inc., Term Loan, 2/18/17

 $

 1,606,622

 Diversified Chemical - 0.4%

 3,715,143

 7.50

 B / Ba3

 Ineos Holdings, Ltd., Term B1 Facility New, 12/16/13

 $

 5,108,770

 4,092,762

 8.00

 B / Ba3

 Ineos Holdings, Ltd., Term C1 Facility New, 12/16/14

 5,628,040

 $

 10,736,810

 Paper Products - 0.0%

 2,381,516

 6.50

 B / B1

 Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 5/31/17

 $

 2,366,632

 Total Materials

 $

 14,710,064

 Capital Goods - 0.7%

 Aerospace & Defense - 0.6%

 3,799,904

 5.56

 B / B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 7/31/14

 $

 3,733,406

 1,973,974

 3.83

 BB / B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,798,291

 3,794,704

 6.83

 BB / B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 3,491,127

 3,470,478

 9.25

 B / WR

 IAP Worldwide Services, Inc., Term Loan First Lien, 12/30/12

 3,279,602

 3,632,128

 5.56

 B / B2

 Standard Aero, Ltd., Tranche B-2 Loan, 7/31/14

 3,568,565

 $

 15,870,991

 Building Products - 0.0%

 318,182

 9.00

 B- / B3

 Goodman Global, Inc., Loan Second Lien, 10/30/17

 $

 320,906

 Electrical Component & Equipment - 0.0%

 860,044

 5.75

 B+ / B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 861,119

 Industrial Conglomerates - 0.1%

 1,492,500

 6.25

 B+ / B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 1,455,188

 Total Capital Goods

 $

 18,508,204

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.0%

 1,291,372

 7.75

 NR / Caa3

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 1,224,651

 Research & Consulting Services - 0.0%

 1,343,204

 5.75

 BB / B1

 Wyle Services Corp., Term Loan First Lien, 3/26/17

 $

 1,321,377

 Total Commercial Services & Supplies

 $

 2,546,028

 Transportation - 0.1%

 Air Freight & Couriers - 0.0%

 508,620

 5.58

 NR / NR

 Ceva Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 475,560

 779,050

 5.55

 NR / Ba3

 Ceva Group Plc, EGL Tranche B Term Loan, 8/31/16

 728,412

 794,899

 5.55

 NR / NR

 Ceva Group Plc, US Tranche B Term Loan, 8/31/16

 743,727

 $

 1,947,699

 Total Transportation

 $

 1,947,699

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.0%

 22,470

 2.79

 BB- / B1

 Allison Transmission, Inc., Term Loan, 8/7/14

 $

 22,270

 Automobile Manufacturers - 0.7%

 17,313,000

 6.00

 BB / Ba2

 Chrysler Group LLC, Tranche B Term Loan, 5/24/17

 $

 16,991,324

 Total Automobiles & Components

 $

 17,013,594

 Media - 0.3%

 Advertising - 0.1%

 2,244,299

 5.00

 BB- / Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 2,039,507

 Cable & Satellite - 0.2%

 5,256,732

 6.80

 B- / B1

 WideOpenWest Finance LLC, Series A New Term Loan, 6/30/14

 $

 5,182,260

 Publishing - 0.0%

 775,821

 2.52

 B+ / B2

 Cengage Learning Acquisitions, Inc., Term Loan, 7/3/14

 $

 688,957

 Total Media

 $

 7,910,724

 Retailing - 0.3%

 Automotive Retail - 0.3%

 6,483,750

 7.50

 NR / B1

 Stackpole Powertrain International ULC, Term Loan, 8/2/17

 $

 6,581,006

 Total Retailing

 $

 6,581,006

 Food, Beverage & Tobacco - 0.6%

 Packaged Foods & Meats - 0.6%

 2,800,000

 11.25

 BB- / B2

 Pierre Foods, Inc., Loan First Lien, 9/30/16

 $

 2,782,500

 13,331,250

 7.00

 B+ / B1

 Pierre Foods, Inc., Loan Second Lien, 9/29/17

 13,306,254

 $

 16,088,754

 Total Food, Beverage & Tobacco

 $

 16,088,754

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,507,127

 4.75

 BB- / Ba3

 Revlon Consumer Products Corp., Term Loan B, 11/19/17

 $

 1,506,176

 Total Household & Personal Products

 $

 1,506,176

 Health Care Equipment & Services - 1.5%

 Health Care Facilities - 0.2%

 4,179,427

 6.50

 B / B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 4,195,100

 Health Care Services - 1.1%

 1,489,460

 7.25

 B+ / Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 $

 1,310,725

 2,076,948

 6.50

 BB- / Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 8/4/16

 2,013,342

 2,416,681

 8.50

 B+ / B1

 Aveta, Inc., NAMM Term Loan, 4/14/15

 2,407,619

 5,061,750

 7.00

 B+ / B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 2/9/17

 4,916,225

 746,287

 0.75

 B / B2

 National Specialty Hospitals, Inc., Delayed Draw Term Loan, 2/3/17

 708,973

 4,246,703

 8.25

 B / B2

 National Specialty Hospitals, Inc., Initial Term Loan, 2/3/17

 4,034,368

 4,361,112

 7.25

 NR / B1

 Prime Healthcare Services, Inc., Term B Loan, 4/28/15

 4,208,473

 2,816,667

 8.75

 B+ / Ba1

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 2,499,792

 4,575,425

 6.50

 B / Ba3

 Surgery Center Holdings, Inc., Term Loan, 2/6/17

 4,209,391

 1,460,250

 7.75

 B+ / B1

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 1,387,238

 $

 27,696,146

 Health Care Technology - 0.1%

 2,918,726

 6.25

 B / B2

 Physician Oncology Services LP, Effective Date Term Loan, 1/31/17

 $

 2,787,383

 354,592

 6.25

 B / NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 338,635

 $

 3,126,018

 Managed Health Care - 0.1%

 2,416,681

 8.50

 NR / B1

 Aveta, Inc., MMM Term Loan, 4/14/15

 $

 2,407,619

 Total Health Care Equipment & Services

 $

 37,424,883

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.3%

 6,128,100

 5.50

 BB / B1

 Aptalis Pharma, Inc.,Term Loan, 2/10/17

 $

 6,059,159

 156,378

 6.50

 B+ / B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 4/8/16

 155,010

 1,137,293

 6.50

 B+ / B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 4/8/16

 1,127,342

 1,492,500

 6.25

 BB- / NR

 Grifols SA, Foreign Tranche B Term Loan, 6/1/17

 1,955,426

 $

 9,296,937

 Total Pharmaceuticals & Biotechnology

 $

 9,296,937

 Diversified Financials - 0.2%

 Diversified Finance Services - 0.1%

 2,441,264

 0.00

 B / B2

 Long Haul Holdings, Ltd.,Tranche B Vallar Loan, 3/5/12

 $

 2,197,138

 3,058,736

 0.00

 NR / NR

 Long Haul Holdings, Ltd., Tranche A Vallar Loan, 3/5/12

 2,752,862

 $

 4,950,000

 Specialized Finance - 0.0%

 870,173

 8.00

 CCC+ / B2

 NCO Group, Inc., Term B Advance, 5/15/13

 $

 867,459

 Total Diversified Financials

 $

 5,817,459

 Insurance - 0.9%

 Insurance Brokers - 0.7%

 1,699,312

 3.58

 B- / B2

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 1,688,692

 3,361,875

 6.75

 B- / B2

 Alliant Holdings I, Inc., Tranche D Incremental Loan, 8/21/14

 3,403,898

 739,530

 3.08

 B / B2

 HUB International, Ltd., Delayed Draw Term Loan, 6/13/14

 722,583

 5,522,986

 6.75

 B / B2

 HUB International, Ltd., Additional Term Loan, 6/13/14

 5,550,601

 3,289,848

 3.08

 B / B2

 HUB International, Ltd., Initial Term Loan, 6/13/14

 3,214,456

 2,824,975

 7.00

 B- / B2

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 2,844,750

 $

 17,424,980

 Multi-Line Insurance - 0.2%

 6,750,000

 6.07

 CCC+ / B3

 AMWINS Group, Inc., Initial Term Loan Second Lien, 6/9/14

 $

 6,446,250

 Total Insurance

 $

 23,871,230

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 1,135,432

 8.25

 B- / B1

 Ozburn-Hessey Holding Co., LLC, Term Loan First Lien, 4/8/16

 $

 1,004,857

 Total Real Estate

 $

 1,004,857

 Software & Services - 0.1%

 Application Software - 0.1%

 3,500,000

 9.75

 CCC+ / Caa1

 Vertafore, Inc., Term Loan Second Lien, 10/29/17

 $

 3,396,460

 Total Software & Services

 $

 3,396,460

 Technology Hardware & Equipment - 0.2%

 Electronic Components - 0.2%

 4,158,000

 5.00

 B / B2

 Scitor Corp., Term Loan, 2/15/17

 $

 3,977,819

 Total Technology Hardware & Equipment

 $

 3,977,819

 Utilities - 0.2%

 Electric Utilities - 0.2%

 8,805,543

 4.80

 CCC / B2

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan Extending, 10/10/17

 $

 5,467,696

 Total Utilities

 $

 5,467,696

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $199,234,410)

 $

 195,007,723

 RIGHTS/WARRANTS - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 2,275

 Green Field Warrants *

 $

 138,775

 Oil & Gas Exploration & Production - 0.0%

 5,925,293

 Norse Energy Corp., ASA CW15 *

 $

 106,092

 Total Energy

 $

 244,867

 TOTAL RIGHTS/WARRANTS

 (Cost  $90,991)

 $

 244,867

 TEMPORARY CASH INVESTMENTS - 2.4%

 Repurchase Agreements - 2.4%

 14,970,000

 Deutsche Bank AG, 0.20%, dated 1/31/12, repurchase price of $14,970,000 plus accrued interest on 2/1/12 collateralized by the following:

 $1,356,380 U.S. Treasury Bill, 0.0%, 4/12/12-5/10/12

 $550,986 U.S. Treasury Bond, 7.5%, 11/15/24

 $6,606,699 U.S. Treasury Notes, 1.375-4.875%, 3/31/12-8/15/16

 $6,755,336 U.S. Treasury Strip, 0-1.375%, 8/15/12-5/15/37

 $

 14,970,000

 14,970,000

 JPMorgan, Inc., 0.22%, dated 1/31/12, repurchase price of $14,970,000 plus accrued interest on 2/1/12 collateralized by $15,269,474 Federal

 National Mortgage Association (ARM), 2.405-5.932%, 9/1/32-6/1/38

 14,970,000

 14,970,000

 RBC Capital Markets, Inc., 0.20%, dated 1/31/12, repurchase price of $14,970,000 plus accrued interest on 2/1/12 collateralized by the $15,269,401 Federal

 National Mortgage Association, 3.5%, 1/1/32

 14,970,000

 14,970,000

 TD Securities, Inc., 0.20%, dated 1/31/12, repurchase price of $14,970,000 plus accrued interest on 2/1/12 collateralized by the $15,269533 U.S.

 Treasury Bond, 2.125%, 2/15/40

 14,970,000

 Total Repurchase Agreements

 $

 59,880,000

 Securities Lending Collateral  - 0.0% (c)

                      5,125

 Merrill Lynch, Inc., 0.18%, dated 1/31/12, repurchase price of

 $5,125 plus accrued interest on 2/1/12 collateralized by

 $5,228 U.S. Treasury Notes, 3.75%, 11/15/18

 $

 5,125

                      5,125

 RBS Securities, Inc., 0.18%, dated 1/31/12, repurchase price of

 $5,125 plus accrued interest on 2/1/12 collateralized by $5,301

 Federal Home Loan Mortgage Corp., 0.0%, 7/30/12

 5,125

                      5,125

 Barclays Capital Markets, 0.18%, dated 1/31/12, repurchase price of

 $5,125 plus accrued interest on 2/1/12 collateralized by $5,232

 U.S. Treasury Notes, 2.125%, 8/15/21

 5,125

                      5,125

 HSBC Plc, 0.18%, dated 1/31/12, repurchase price of

 $5,125 plus accrued interest on 2/1/12 collateralized by

 $5,300 U.S. Treasury Bill, 0.0%, 6/28/12

 5,125

                      5,125

 Deutschebank AG, 0.22%, dated 1/31/12, repurchase price of

 $5,125 plus accrued interest on 2/1/12 collateralized by

 $5,271 Freddie Mac Giant, 1.5%, 11/16/15

 5,125

 Total Securities Lending Collateral

 $

 25,625

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $59,905,625)

 $

 59,905,625

 TOTAL INVESTMENT IN SECURITIES

 (Cost  $2,597,939,934) (a)

 $

 2,462,742,675

 OTHER ASSETS AND LIABILITIES

 $

 55,131,782

 TOTAL NET ASSETS

 $

 2,513,580,891

 Notional

 Principal

 Swap Counterparty/

 Referenced Obligation

 CREDIT DEFAULT SWAP AGREEMENTS

 PROTECTION SOLD

  $         20,000,000

 JPMorgan Chase & Co., Index: Markit CDX.NA.HY. 17, 5.0%, 12/20/16

 $

 932,470

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost  $18,512,500)

 $

 932,470

 (A.D.R.)

 American Depositary Receipt

 (G.D.R.)

 Global Depositary Receipt

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's.

 NR

 Not rated by either S&P or Moody's.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2012, the value of these securities amounted to $417,056,443 or 16.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $2,597,939,934 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $       80,179,996

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

       (215,377,255)

 Net unrealized loss

  $   (135,197,259)

 (b)

 At January 31, 2012, the following security was out on loan:

 Principal

 Amount ($)

 Description

 Value

 25,000

 IRSA Inversiones y Representacion, 8.5%, 2/2/17 (144A) (b)

 $

                  24,700

 Total

 $

 24,700

 (c)

 Security lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (e)

 Security is in default and is non-income producing.

 (f)

 Security is fair valued (see Note A).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 NOK

 Norwegian Krone

 EURO

 Euro

 BRL

 Brazilian Real

 IDR

 Indonesian Rupiah

 COP

 Columbian Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
77,674,150

$
-

$
77,674,150

 Collateralized Mortgage Obligations

-

37,228,834

-

37,228,834

 Corporate Bonds

-

1,790,165,873

460,680

1,790,626,553

 Convertible Corporate Bonds

-

172,272,862

1,012,743

173,285,605

 Municipal Bonds

-

31,917,569

-

31,917,569

 Foreign Government Bonds

-

62,238,641

-

62,238,641

 Senior Floating Rate Loan Interests

-

195,007,723

-

195,007,723

 Common Stocks

17,831,752

356,248

4,804,603

22,992,603

 Convertible Preferred Stocks

6,700,475

3,138,128

-

9,838,603

 Warrants

106,092

138,775

-

244,867

 US Government Agency Obligation

-

1,781,902

-

1,781,902

 Temporary Cash Investments

-

59,905,625

-

59,905,625

 Repurchase Agreements

-

-

-

-

 Mutual Funds

-

-

-

-

 Total

$
24,638,319

$
2,431,826,330

6,278,026

$
2,462,742,675

 Other Financial Instruments*

$
-

$
916,240

-

$
916,240

 *Other financial instruments include credit default swaps and foreign exchange contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Corporate Bonds

 Convertible Corporate Bonds

 Total

 Balance as of 10/31/11

$
7,422,267

$
460,680

$
-

7,882,947

 Realized gain (loss)

1,202,521

-

-

1,202,521

 Change in unrealized appreciation (depreciation)1

(1,488,652
)

-

-

(1,488,652
)

 Net purchases (sales)

(2,191,087
)

-

1,012,743

(1,178,344
)

 Transfers in and out of Level 3

(140,446
)

-

-

(140,446
)

 Balance as of 1/31/12

$
4,804,603

$
460,680

$
1,012,743

6,278,026

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/12

$
(1,488,562
)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.